AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2016.
No. 811-22704
No. 333-180879

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT	[X]
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 20	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 22	[X]

(Check appropriate box or boxes)

CAMBRIA ETF TRUST
(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (310) 683-5500

Name and Address of Agent for Service:	With a copy to:
Corporation Service Company	W. John McGuire
2711 Centreville Road	Morgan, Lewis & Bockius LLP
Suite 400	1111 Pennsylvania Avenue, NW
Wilmington, DE 19808	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION
THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus
[June __, 2016]

Cambria Managed Futures Strategy ETF (MFUT)
Cambria Tail Risk ETF (TAIL)
Cambria Risk Parity ETF (RSKP)
Cambria Endowment and Family Office ETF (ENDW)
Cambria Omaha ETF (OMHA)
Cambria Trendfollowing ETF (QTAA)
Cambria Long Short ETF (CALS)
BP Capital Long/Short MLP ETF (BOON)
Cambria Foreign Value and Momentum ETF (FVMO)

This Prospectus provides important information about the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF and Cambria Foreign Value and Momentum ETF (each, a “Fund” and collectively, the “Funds”), each a series of Cambria ETF Trust (“Trust”), that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of each Fund (“Shares”) are, or will be, listed and traded on the [NYSE Arca, Inc.] (“Exchange”).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Funds’ Statement of Additional Information dated [June __, 2016]  (“SAI”) (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

FUND SUMMARY

Cambria Managed Futures Strategy ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with positive returns that are not directly correlated to broad equity or fixed income markets.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:*	0.00%
Other Expenses:**	0.00%
[Acquired Fund Fees and Expenses**]	[ %]
Total Annual Fund Operating Expenses:**	[ %]

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income markets. The Fund intends to invest using proprietary investment strategies that seek to identify and profit from upcoming movements in any combination of global fixed income, currency, commodity, or equity markets. The Fund seeks to capture the economic benefit derived from rising and declining trends based on the “moving average” price changes in the commodity, foreign currency, equity and fixed income markets by taking long or short positions in related futures contracts, currency forwards and swaps. The Fund generally will take a long position in a particular asset class, sector or market that the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”), expects to rise in value and generally will take a short position in a particular asset class, sector or market that Cambria expects to fall in value.

Cambria sets both the long-term strategic weights across individual strategies, or group of strategies, as well as short-term tactical weightings, which may deviate from long-term strategic weights due to short-term market risks or opportunities. Cambria will employ both quantitative and qualitative methods to assess and manage the level of risk and to seek to improve returns of the Fund over time. Cambria in its discretion may establish long positions in excess of its short positions, and short positions in excess of its long positions; however, the Fund’s short positions will be fully covered consistent with applicable law at all times.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity, currency, equity, and fixed income futures, and financial-linked instruments, as well as other instruments that in combination have economic characteristics similar or equivalent to those of commodity, currency, equity, and fixed income futures contracts. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) as measured at the end of every quarter of the Fund’s taxable year. The Subsidiary is advised by Cambria and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure (long or short) to the investment returns of global commodity market.

To capture the economic benefit derived from rising and declining trends in the commodity and financial markets, the Adviser generally positions each of the Fund’s and Subsidiary’s investments long, short or flat, on a monthly basis, based on a comparison of each futures contract’s most recent monthly returns with its long-term moving average returns. If the monthly return is higher than the long-term moving average returns, the futures contract is positioned as “long” throughout the following month. If the futures contract’s returns are below its long-term moving average returns, the futures contract is positioned as “short.” To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. To be “flat” means to move a position to cash and/or a U.S. government bond ETF.

The Fund, through the Subsidiary, will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund, through the Subsidiary, will be adversely impacted if it holds a long position in a security or instrument that decreases in value and a short position that increases in value. The Fund will not hold more than [25%] of its assets in any one industry and Cambria generally targets a [  ]% allocation of the Fund’s portfolio to futures contracts in each industry. The Fund is not  leveraged.

The Fund may invest directly in (i) short-term investment grade fixed income securities, including U.S. government and agency securities, sovereign debt obligations of non-U.S. countries and repurchase agreements, (ii) money market funds, (iii) exchange-traded funds and other investment companies, and (iv) cash and other cash equivalents. The Fund uses fixed income securities as investments and to collateralize the Subsidiary’s commodity exposure on a day-to-day basis. The Fund may also invest directly in exchange-traded funds and other investment companies, including closed-end funds, that provide exposure to commodities, equity securities and fixed income securities to the extent permitted under the 1940 Act. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund also may invest in commodity-linked structured notes. The Fund does not intend to invest directly in physical commodities.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively.

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Currency Investment Risk. The Fund holds investments that provide exposure to non-U.S. currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Other risks of investments in derivatives include (i) risks of default by the other party to the derivative transactions; (ii) risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and (iii) risks that the derivative transaction may not be liquid.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Fixed Income Risk. A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Given the historically low interest rate environment, risks associated with rising rates are heightened. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects.  The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, the use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus. Forward contracts require collateralization, and the commitment of a large portion of the Fund’s assets as collateral could impede portfolio management.

Futures Contracts Risk. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the foreign currency, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for a futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Long/Short Risk. The Fund seeks long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Risk. The trading prices of commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Monthly Repositioning Risk. The Fund is designed to potentially capture the economic benefit derived from both rising and declining trends in futures prices. In order to accomplish this, the Fund’s futures contract positions are rebalanced and repositioned, either long or short, on a monthly basis. Long positions or short positions in each futures contract are determined based on price movements over the past [seven months]. In volatile markets, this may result in the futures contracts frequently being repositioned from long to short and vice versa. If the price movements that caused a particular futures contract to be repositioned subsequently reverse themselves, the Fund’s returns will be negatively impacted.

Portfolio Turnover Risk. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Premium-Discount Risk. The Shares may trade above (premium) or below (discount) their net asset value (or “NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Sector Concentration Risk. Through its investments in futures and similar commodity-linked instruments, the Fund may have significant exposure to one or more of the energy, precious and industrial metals, and agriculture sectors. As a result of this investment exposure, the Fund will be more susceptible to the risks associated with each sector than a fund that does not invest in such a manner. To the extent that the Fund has significant exposure to any of the energy, precious and industrial metals, and/or agriculture sectors, the Fund is subject to the risk that those sectors will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Short Sale Risk. The Fund may engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contract, swap agreement, structured note, or short positions on currency forwards. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Subsidiary Investment Risk. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

Swap Contract Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Tax Risk. The Fund intends to gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in commodities futures, currency futures and other commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income. The Fund will seek to limit such income so as to qualify as a regulated investment company. Failure to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

Volatility Risk. The net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a futures contract may result in immediate and substantial losses to the Fund.

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gains to the extent reported by the Fund as “capital gain dividends,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Tail Risk ETF

INVESTMENT OBJECTIVE

The Fund seeks to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:*	0.00%
Other Expenses:**	0.00%
[Acquired Fund Fees and Expenses**]	[ %]
Total Annual Fund Operating Expenses:**	[ %]

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is primarily an actively managed “fund of funds” that seeks to achieve its investment objective by investing in cash, U.S. government bonds, and U.S. government bond exchange traded funds (“ETF”) and utilizing a put option strategy to manage the risk of a significant negative movement in the value of the Fund’s portfolio (commonly referred to as tail risk) over rolling one-month periods. The Fund intends to invest in U.S. government bond ETFs selected by the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”). The selection criteria include size, historical track record, diversification among indices, the correlation of an index to other indices and an ability to write covered call options on the particular ETF. To hedge against sharp declines in the U.S. market, each month, the Fund purchases U.S. exchange-listed protective “out of the money” put options on U.S. stock indices. Cambria intends to spend approximately one percent of the Fund’s total assets per month to purchase put options. Cambria generally targets put options in the 0% to 30% out of the money range. Buying a put option provides the purchaser the right to sell the underlying index to the put seller at a specified price within a specified time period. There is an associated cost (premium), but in the event the underlying index declines in value, ownership of the put may reduce the downside risk. In the event the market rises, the cost of the option might be lost. For example, if the Fund purchases a put option on the S&P 500 Index (“SPX Put”), the Fund pays a premium to the option seller, which decreases the Fund’s return. If, however, the value of the S&P 500 Index falls below the SPX Put’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the S&P 500 Index. Accordingly, if the Fund invests in a S&P 500 Index ETF and also purchases a SPX Put, the SPX Put serves to partially offset a decline in the value of the S&P 500 Index below the SPX Put’s strike price. By employing the put option strategy, the Adviser seeks growth with reduced volatility as compared to the cash and underlying U.S. bond ETFs.

The Adviser has implemented the put option strategy to attempt to provide protection from significant market declines on a month-by-month basis. The bulk of this protection comes in the form of put options on indices that track the performance of U.S. equity securities. The Adviser generally intends to re-initiate new options positions that make up the put option position each month and reinvest any gains from these activities into U.S. bond  ETFs. The Adviser also may, at its discretion, liquidate and establish new option positions intra-month, or liquidate option positions without establishing new positions. The put option strategy only includes exchange-traded put options.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Cash Redemption Risk. The Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Other risks of investments in derivatives include (i) risks of default by the other party to the derivative transactions; (ii) risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and (iii) risks that the derivative transaction may not be liquid.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Hedging Risk.  Derivatives used by the Fund to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Fund’s put option strategy will be effective. It may expose the Fund to losses, e.g., option premiums, that it would not have otherwise been exposed if it only invested in U.S. equity ETFs or equity securities. It may not fully protect the Fund against declines in the value of its portfolio securities.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Risk. The trading prices of equities, commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying index The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Portfolio Turnover Risk. [Because the Fund “turns over” its put options every month, the Fund will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread.] Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect. [While the turnover of the put options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).]

Premium-Discount Risk. The Shares may trade above (premium) or below (discount) their net asset value (or “NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gains to the extent reported by the Fund as “capital gain dividends,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Risk Parity ETF

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:*	0.00%
Other Expenses:**	0.00%
Acquired Fund Fees and Expenses:**	[ %]
Total Annual Fund Operating Expenses:**	[ %]

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed “fund of funds” that seeks to achieve its investment objective by investing in a group of exchange-traded vehicles (“ETVs”) that provide exposures to equity securities, fixed income securities and other asset classes, such as commodities and currencies. In general, the Fund allocates approximately 25% of the Fund’s total assets to ETVs that provide exposure to global stocks, 60% to ETVs that provide exposure to global bonds, and 15% to ETVs that provide exposure to real assets, such as commodities and real estate. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”), uses a proprietary algorithm to select ETVs and other instruments based on the exposure they provide to various investment factors, such as value, momentum and trend investing. The Fund also seeks to achieve diversified exposure, including inverse exposure, to all of the major world asset classes in the various regions, countries and sectors around the globe.

Cambria applies leverage to the Fund’s underlying assets through the use of derivative instruments to target 150% exposure to the Fund’s underlying assets, resulting in 37% exposure to global stocks, 90% exposure to global bonds, and 22% exposure to real assets. Derivative instruments used to achieve leverage include futures contracts, equity index swap agreements, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its target 150% exposure to the Fund’s underlying assets. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

Under normal market conditions, approximately 40% of the Fund’s total assets will be exposed to foreign companies’ equity or debt securities or foreign currencies. Cambria defines foreign companies as those domiciled or listed and traded outside of the U.S.  Cambria defines equity exposures to include ETVs that track stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. Cambria defines fixed income exposures to include ETVs that track fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. Cambria defines commodity and currency exposures to include ETVs that track commodity and currency indices.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Cash Redemption Risk. The Fund’s investment strategy will likely require it to effect redemptions, in whole or in part, for cash.  As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively.

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Currency Investment Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Leveraging Risk. The Fund’s use of derivatives allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Liquidity Risk.  Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Cambria’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses or realizing gains, thus adversely affecting Fund performance.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Risk. The trading prices of equities, commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Momentum Investing Risk.  The Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Portfolio Turnover Risk.  The Fund’s strategy may result in high turnover rates, which may increase the Fund’s or brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value (or “NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative model may be flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

Swap Contract Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. Value investments tend to underperform in growth markets.

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

The acquisition of Shares of the Fund by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Endowment and Family Office ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Endowment and Family Office Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:*	0.00%
Other Expenses:**	0.00%
Acquired Fund Fees and Expenses:**	[ %]
Total Annual Fund Operating Expenses:**	[ %]

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index is designed to provide diversified exposure, including inverse exposure, to all of the major world asset classes in the various regions, countries and sectors around the globe, but with a heightened emphasis on equity exposure. The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and is designed to model absolute positive returns with reduced volatility, and manageable risk and drawdowns, by identifying an investable portfolio of exchange-traded vehicles (“ETVs”) that provides exposure to equity and fixed income securities, real estate, commodities, currencies and liquid alternative strategies.

At each rebalance date, the Underlying Index identifies a group of ETVs that provide exposures of approximately 40% to equity securities, 20% to bonds, 20% to real assets, such as commodities and real estate, and 20% to liquid alternative strategies. The Underlying Index uses a proprietary algorithm to select ETVs and other instruments based on the exposure they provide to various investment factors, such as value, momentum and trend investing.

At each rebalance date, approximately 40% of the Underlying Index, and, under normal market conditions, approximately 40% of the Fund’s total assets, will be exposed to long or short positions in foreign companies’ equity or debt securities or foreign currencies. The Underlying Index defines foreign companies as those domiciled or listed and traded outside of the U.S. The Underlying Index defines equity exposures to include ETVs that track stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Underlying Index defines fixed income exposures to include ETVs that track fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Underlying Index defines commodity and currency exposures to include ETVs that track commodity and currency indices. The Underlying Index defines liquid alternative strategy exposures to include ETVs that seek positive total returns while managing risks and generally employ one of the following strategies: (i) managed risk, (ii) momentum or trend trading, (iii) event driven, (iv) hedge fund beta, or (v) unconstrained fixed income.  Liquid alternative ETVs include, but are not limited to, long-short equity ETFs, long-short credit ETFs, multi-strategy ETFs, managed futures ETFs, and bear, bull or neutral market ETFs.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”), believes will help the Fund track the Underlying Index, including futures, options, swap contracts, cash and cash equivalents, and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG (formerly known as Structured Solutions, AG), which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted annually. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry or group of industries, the Fund may be susceptible to loss due to adverse occurrences affecting that industry or group of industries.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Currency Investment Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Leveraging Risk. Certain of Fund’s investments may expose the Fund to leverage, causing the Fund’s value to be more volatile.

Market Risk. The trading prices of equities, commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Momentum Investing Risk. The Underlying Index may identify securities that have had higher recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. The Shares may trade above or below their net asset value (or “NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Quantitative Security Selection Risk. The Underlying Index’s use of quantitative techniques to determine whether securities should be included in the Underlying Index can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative methodology may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative methodology.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. The Fund, through its investment in ETVs, may engage in “short sale” transactions. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Fund’s exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

Swap Contract Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. Value investments tend to underperform in growth markets.

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

The acquisition of Shares of the Fund by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Omaha ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Omaha Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees: *	0.00%
Other Expenses:**	0.00%
Total Annual Fund Operating Expenses:**	[ ]%

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index consists of U.S.-listed equity securities, including the common stock of U.S. companies and American Depositary Receipts (“ADRs”).  The Underlying Index represents a group of stocks that are favored, as demonstrated by public disclosure of portfolio holdings, by top performing institutional investors.   The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and utilizes a quantitative methodology to identify equity securities to be included as components of the Underlying Index.

The Index Provider’s proprietary algorithm selects stocks that are widely held by a select list of top portfolio managers, and for which such managers appear to have strong convictions.  To be eligible for inclusion in the Underlying Index, equity securities must pass various market capitalization, sector concentration, and liquidity requirements. Other screens exclude any foreign issuers whose securities are restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”), believes will help the Fund track the Underlying Index, including futures, options, swap contracts, cash and cash equivalents, and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG (formerly known as Structured Solutions, AG), which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted annually. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry or group of industries, the Fund may be susceptible to loss due to adverse occurrences affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Equity Investing Risk.  The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares of the Fund, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk.  The Shares may trade above or below their net asset value, or NAV.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk.  The Underlying Index’s use of quantitative techniques to determine whether securities should be included in the Underlying Index can be adversely affected if it relies on erroneous or outdated data.  In addition, the quantitative methodology may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative methodology.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.  When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.  Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Trendfollowing ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Trendfollowing Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:*	0.00%
Other Expenses:**	0.00%
Acquired Fund Fees and Expenses:**	[ %]
Total Annual Fund Operating Expenses:**	[ %]

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index is designed to provide diversified exposure, including short exposure, to all of the major world asset classes in the various regions, countries and sectors around the globe. The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) that seeks to preserve and grow capital, independent of market direction, and produce consistent returns with reduced volatility and manageable drawdowns. The Underlying Index, consistent with long-term trendfollowing parameters, seeks to capture the economic benefit derived from rising and declining trends based on the “moving average” price changes in the commodity, foreign currency, equity and fixed income markets.

The Underlying Index consists of an investable portfolio of exchange-traded vehicles (“ETVs”) that provide exposure to the major asset classes on a global basis, including equity securities, fixed income securities and other asset classes, such as commodities and currencies. At each rebalance date, the Underlying Index identifies a group of ETVs that provide exposures to global stocks, to global bonds, and to real assets, such as commodities and real estate. The Underlying Index defines equity exposures to include ETVs that track stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Underlying Index defines fixed income exposures to include ETVs that track fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Underlying Index defines commodity and currency exposures to include ETVs that track commodity and currency indices.

At each rebalance date, the Underlying Index determines the “moving average” price changes in the commodity, foreign currency, equity and fixed income markets based on a comparison of the most recent monthly returns of a futures contract and its long-term moving average returns. If the futures contract’s monthly return is higher than its long-term moving average returns, the Underlying Index takes a “long” position in the corresponding ETV. If the futures contract’s monthly returns are below its long-term moving average returns, the Underlying Index takes a “flat” position in the corresponding ETV. To be “long” means to hold or be exposed to an ETV with the expectation that its value will increase over time. To be “flat” means to move a position to cash and/or a U.S. government bond ETF. The Underlying Index will benefit if it has a long position in an ETV that increases in value. Conversely, the Underlying Index will be adversely impacted if it has a flat position in an ETV that decreases in value.

The Fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing in ETVs.  The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”), believes will help the Fund track the Underlying Index, including individual equities (stocks), futures, options, swap contracts, cash and cash equivalents, and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG (formerly known as Structured Solutions, AG), which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted quarterly. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry or group of industries, the Fund may be susceptible to loss due to adverse occurrences affecting that industry or group of industries.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

Fixed Income Risk. A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results.  This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Risk. The trading prices of equities, commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

[Momentum Investing Risk. The Underlying Index may identify securities that have had higher recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.]

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. The Shares may trade above or below their net asset value (or “NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index’s use of quantitative techniques to determine whether securities should be included in the Underlying Index  can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative methodology may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative methodology.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. The Fund, through its investment in ETVs, may engage in “short sale” transactions. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Fund’s exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Swap Contract Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

PERFORMANCE

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

The acquisition of Shares of the Fund by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you as long-term capital gain to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Long Short ETF

INVESTMENT OBJECTIVE

The Fund seeks to track the performance, before fees and expenses, of the Cambria Long Short Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees: *	0.00%
Other Expenses:**	0.00%
Total Annual Fund Operating Expenses:**	[ %]

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index generally consists of a 130/70 combination of long and short positions in equity securities, which results in the Underlying Index having a total long exposure of 130% and total short exposure of 70%. The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and is designed to provide exposure to (i) long positions in the most relatively attractive equity securities and (ii) short positions in the most relatively unattractive equity securities.

At each rebalance date, the Underlying Index uses rules-based quantitative measures to select long and short positions from an investable portfolio of listed equity positions reported on Form 13F by a group of entities identified by the Underlying Index as investment funds. The Underlying Index’s net long exposure is generally 60%. From time to time, the Underlying Index may have directional exposure up to 100% net long when stock markets are rising and as low as 0% net long when markets are falling. The Underlying Index is designed to produce positive returns with reduced volatility and manageable risks and drawdowns.

The Underlying Index selects investment funds from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Investment funds must have minimum reported holdings of $100 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate investment funds that have high turnover rates for equity holdings. Once the investment fund pool has been determined, the Underlying Index utilizes Form 13F filings to compile the top stock holding from each of these investment funds and screen for liquidity.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”), believes will help the Fund track the Underlying Index, including futures, options, swap contracts, cash and cash equivalents, exchange-traded funds (“ETFs”) and money market funds.

The Underlying Index was developed by the Index Provider, an affiliate of Cambria, and is calculated by Solactive, AG (formerly known as Structured Solutions, AG), which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted quarterly. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Currency Investment Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention.

Derivatives Risk.  Derivatives, such as futures, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Equity Investing Risk.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Investment Companies Risk.  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or investment company invests.  In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity.  As a result, the Fund’s operating expenses may be higher and performance may be lower.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. The Fund’s use of short selling and derivatives allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Long/Short Risk. The Fund seeks long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s or brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index’s use of quantitative techniques to determine whether securities should be included in the Underlying Index can be adversely affected if it relies on erroneous or outdated data. In addition, the quantitative methodology may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative methodology.

Risks Related to Form 13F Data: The Form 13F filings used to select the securities are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Fund’s portfolio. Furthermore, the Form 13F filing may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the Form 13F. As a result, the Form 13F may not provide a complete picture of the holdings of a given investor. An investor may hold long positions for a number of reasons, and Cambria has not investigated such reasons or the strategies followed by an investor who makes the filings.  The Fund’s portfolio may not be representative of the investor’s universe or the strategies that give rise to the reported holdings. Because the Form 13F filing is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction.  The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested).  The use of short sales increases the exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.  When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.  Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

BP Capital Long/Short MLP ETF

INVESTMENT OBJECTIVE

The Fund seeks total return comprised of long-term capital appreciation through potential distribution growth along with current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	1.25%
Distribution and/or Service (12b-1) fees: *	0.00%
Other Expenses:**	0.00%
Total Annual Fund Operating Expenses:**	[ %]

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in a focused portfolio of energy infrastructure Master Limited Partnerships (MLPs) and affiliates that build, own and operate pipeline and energy infrastructure assets. The industries deemed to be included in the energy sector by the Fund are energy equipment and services, oil, gas and consumable fuels, electric utilities, gas utilities, multi-utilities, and independent power and renewable electricity producers.  The ETF focuses on “core midstream” energy infrastructure MLPs. Core midstream MLPs generally are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal.  Core midstream MLPs also may operate ancillary businesses including marketing of energy products and logistical services.  The Fund may also invest in “upstream” and “downstream” MLPs.  Upstream MLPs are engaged primarily in the exploration, recovery, development and production of crude oil, natural gas and natural gas liquids.  Downstream MLPs are engaged primarily in the processing, treatment, and refining of natural gas liquids and crude oil.

We begin with approximately 110 partnerships and 25 companies that make up the MLP universe. Our investment process includes:

●	Top-down Commodity Forecast
●	Bottom-up Fundamental Analysis & Relative Valuation
●	Risk/Reward Comparison and Stock Selection

Top-Down Commodity Forecast: Identify Supply/Demand Trends

In selecting investments for the Fund, we first evaluate the global energy landscape and capital spending patterns. We examine the energy commodity environment through focused research of the entire energy value chain globally and region by region. The team then considers the physical and financial energy commodity flows, exploration and production activity/growth, refinery economics, and changes in end-user demand to discern areas of attractive investment. We aim to understand potential shifts in regional supply and demand balances in crude oil, refined products, natural gas, natural gas liquids, and coal. The previous step enables us to identify short-term and long-term trends and potential impacts across the entire energy value chain.

Regional Exposure Analysis. Identifying areas experiencing production growth and regions that are out of favor helps us determine which regions are more likely to demonstrate increased demand for energy infrastructure and identify regions with redundant infrastructure that may eventually result in lower volumes and cash flows due to shifts in supply and demand balances.

Commodity and Sub-Sector Exposure. Depending on the marginal cost of production and end-market demand, exploration and production (E&P) activity and capital spending will be more or less focused on certain commodities and regions. Based on its findings, we gauge what sub-sectors may be the most attractive within the midstream space. Even for a given commodity, different parts of the infrastructure value chain experience varying demand at different points over a development cycle. For instance, in the early stages of development of oil and gas fields, gathering infrastructure is in greater demand. As development accelerates, other parts of the infrastructure value chain such as long-haul pipelines and storage infrastructure experience greater demand. Understanding the development cycle enables us to focus on assets with the appropriate operational exposure.

Bottom-up Fundamental Analysis: Identify Specific Companies for Investment

Having established an understanding of how supply and demand patterns could shift over time and their implications for energy infrastructure, the team undertakes a detailed bottom-up analysis of individual companies/partnerships with exposure to the trends identified. This process helps identify companies with potential for above-average distribution growth over multiple years and also helps avoid potential trouble spots. Specifically, the team:

●	Creates asset specific, sum-of-the-parts NAV breakdown along with sensitivity analysis and stress testing of each Adviser’s business model (contract types and duration) assuming varying energy price environments (price decks);
●	Employs multiple valuation methodologies including discounted cash flow analysis, yield-based valuation, and other cash flow-based metrics to estimate fair value of target companies;
●	Identifies specific catalysts expected to drive growth and forms cash flow estimates to derive fair value estimates with upside and downside scenarios.
●	Spends considerable time engaging in dialogue with management teams to glean a better understanding of companies’ strategic direction, attitude towards capital stewardship, and other aspects, such as propensity for acquisitions, etc.

Risk/Reward Comparison and Stock Selection

Using our upside and downside scenarios, we derive reward/risk ratios for each individual security and use them in our selection process for the portfolio. We allocate capital to investments with the most attractive reward/risk profiles. The portfolio holds approximately 20-30 conviction-weighted positions.

The Fund’s MLP investments may include, but are not limited to: MLPs structured as limited partnerships (LPs) or limited liability companies (LLCs); MLPs that are taxed as “C” corporations; institutional units issued by MLP affiliates that represent indirect interests in MLPs; “C” corporations that hold significant interests in MLPs; private investments in public equities (PIPEs) issued by MLPs; and other U.S. and non-U.S. equity (principally common stocks) and debt securities (principally bonds and notes) and certain derivative instruments, including pooled investment vehicles, such as exchange traded funds (ETFs), and exchange-traded notes (ETNs), that provide exposure to MLPs.  The Fund’s MLP investments may be of any market capitalization size and any credit quality (including “high yield” or “junk” bonds), maturity or duration.

The Fund may maintain significant short positions; however, the Fund is designed to maintain an overall net long position in its holdings. These short positions may be designed to express the advisor's negative views on a particular security or for hedging purposes, and may include short positions of an ETF or ETN that holds securities in the subject asset class or related asset classes.  A short sale involves the sale of a security that the seller does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price.  The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short.  The Fund will realize a gain if the security declines in price between those two dates.  The Fund’s potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. The Fund may also employ financial instruments, including futures, options, forward contracts, swaps and other derivative instruments, as an alternate to selling a security short.

The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes so that, unlike traditional open-end mutual funds, the Fund does not have flow-through tax treatment but instead is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently with a maximum rate of 35%), as well as state and local income taxes. Accordingly, the Fund’s earnings and gains are subject to income tax prior to distribution to shareholders, and shareholders in turn may be subject to income tax on distributions received from the Fund.  In calculating the Fund’s daily net asset value, the Fund will, among other things, account for its deferred tax liability and/or asset balances.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.

Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Derivatives Risk.  Derivatives, such as futures, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Energy Sector Risk.  Under normal circumstances, the Fund concentrates its investments in the energy sector, primarily investing in energy infrastructure MLPs, and may, therefore, be more susceptible to the risks affecting such sector and MLPs.  MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability.  MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle.  Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs.  Certain MLPs could be required to implement remediation measures, the cost of which may not be recoverable from insurance.  Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.  The pool of issuers of MLP investments in which the fund may invest may be limited; thus, demand for investment opportunities in MLPs that operate energy-related businesses may exceed the supply, which could make it difficult for the fund to fully implement its investment strategy.

Fund Structure Risk.  The Fund’s strategy of investing primarily in MLPs and electing to be structured as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and will be subject to state and local income taxes.  This is a relatively new strategy for mutual funds and involves complicated accounting, tax and valuation issues that may cause the Fund to differ significantly from most other open-end registered investment companies.  The Fund may have to use estimates of its income and expenses at various times during a given year that may result in volatility in the Fund’s net asset value and potentially significant consequences for the Fund and its shareholders.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Leveraging Risk. The Fund’s use of short selling and derivatives allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Long/Short Risk. The Fund seeks long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

MLP Risk.  MLP investments involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.  Certain MLP securities may trade in lower volumes due to their smaller capitalizations.  Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.  MLPs are generally considered interest-rate sensitive investments.  During periods of interest rate volatility, these investments may not provide attractive returns.

Portfolio Turnover Risk.  The Fund’s strategy may result in high turnover rates, which may increase the Fund’s or brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk.  The Shares may trade above or below their net asset value, or NAV.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction.  The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested).  The use of short sales increases the exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Swap Contract Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Tax Risk for MLPs.  The benefit expected from the Fund’s MLP investments generally will depend on the MLPs being treated as partnerships for U.S. federal income tax purposes.  Partnerships do not pay U.S. federal income tax at the partnership level.  Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  If any MLP in which the Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP investment is treated as a return of capital, the Fund’s adjusted tax basis in the MLP interest may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) recognized by the Fund for tax purposes upon the sale of any such interest or upon subsequent distributions in respect of such interest.  Furthermore, any return of capital distribution received from an MLP investment may require the fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.

Tax Estimation/NAV Risk.  In calculating the Fund’s net asset value (NAV), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances.  The Fund may accrue a deferred income tax liability balance at the rates applicable to corporations, plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains.  Any deferred tax liability balance will reduce the Fund’s NAV.  The Fund also may accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses.  Any deferred tax asset balance will increase the Fund’s NAV.  To the extent the Fund has a deferred tax asset balance, the Fund will assess whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required.  To the extent a valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such valuation allowance could have a material impact on the Fund’s NAV.

The Fund’s deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized.  From time to time, the fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.  When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.  Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund. BP Capital Fund Advisors, LLC serves as the sub-adviser of the Fund (“Sub-Adviser”).

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor
Toby Loftin, Managing Principal and Portfolio Manager	since 2013
Brad Olsen, Principal and Portfolio Manager	since 2016

Each of the Fund’s portfolio managers has managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

Cambria Foreign Value and Momentum ETF

INVESTMENT OBJECTIVE

The Fund seeks income and capital appreciation from investments in foreign equity markets.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee:	0.59%
Distribution and/or Service (12b-1) fees:*	0.00%
Other Expenses:**	0.10%
Custodial Expenses	0.10%
Total Annual Fund Operating Expenses:**	0.69%

*	Pursuant to a 12b-1 Distribution and Service Plan, the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the plan.

**	Based on estimated amounts for the current fiscal year.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year:	Three Years:
$[ ]	$[ ]

PORTFOLIO TURNOVER

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of foreign companies that are undervalued according to various valuation metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” The Fund defines foreign companies as those domiciled or listed and traded outside of the U.S.  These valuation metrics are derived by dividing the current market value of a reference index or asset by an inflation-adjusted normalized factor (typically earnings, book value, dividends, cash flows or sales) over the past seven to ten years.   The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria”), intends to employ systematic quantitative strategies in an effort to avoid overvalued and downtrending markets.

The Fund may invest in securities of companies in any industry or country.   Although the Fund will generally invest in companies with larger market capitalizations, the Fund may also invest in small- and mid-capitalization companies.

In attempting to avoid overvalued and downtrending markets, the Fund may also invest in exchange-traded funds or use stock futures or take short positions in securities or exchange-traded funds to attempt to hedge the long equity portfolio during times when Cambria believes that the foreign equity markets are overvalued from a valuation standpoint, or Cambria’s models identify unfavorable trends and momentum in the foreign equity markets.  The Fund may hedge up to 100% of the value of the Fund’s long portfolio using these strategies. The Fund may also liquidate holdings and invest in high-quality debt securities and money market instruments during these periods.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index.  Rather, Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and expects to rebalance to target allocations monthly.  As a result, the Fund may experience high portfolio turnover.

Cambrian utilizes a quantitative model that combines value and momentum factors to identify which securities the Fund might purchase an sell and opportune times for purchases and sales.  The Fund looks to allocate to the top performing value stocks based on value factors as well as absolute and relative momentum.  Valuation is typically measured on a longer time horizon (five to ten years) than momentum (typically less than one year).  The Fund will limit the maximum allocation to any particular sector.  If Cambria does not find enough securities that it deems appropriate for the Fund, it will invest a portion of the portfolio in U.S. dollar and non-U.S. dollar denominated money market instruments or other high quality debt securities, or ETFs that invest in these instruments.  Filters will be implemented to screen for companies that pass various market capitalization, sector concentration, and liquidity requirements.

PRINCIPAL RISKS

An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Currency Investment Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention.

Derivatives Risk.  Derivatives, such as futures, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Investment Companies Risk.  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or investment company invests.  In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity.  As a result, the Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

International Closed-Market Trading Risk. Because the Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. Certain of Fund’s investments may expose the Fund to leverage, causing the Fund’s value to be more volatile.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact specific economic sectors, industries or segments of the market. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Momentum Investing Risk.  The Underlying Index employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities.  This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market.  High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Portfolio Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s or brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. The Shares may trade above or below their net asset value, or NAV.  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. Cambria’s use of quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data.  In addition, the quantitative methodology may be or become flawed, and factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative methodology.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction.  The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested).  The use of short sales increases the exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk.   Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. Value investments tend to underperform in growth markets.

PERFORMANCE

The Fund has not commenced operations as of the date of this Prospectus.  Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.  When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.  Past performance does not necessarily indicate how the Fund will perform in the future.

INVESTMENT ADVISER

Cambria Investment Management, L.P. (“Cambria” or the “Investment Adviser”) serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers for the Fund and have managed the Fund since its inception in 2016.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions will be taxed to you at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

ADDITIONALINFORMATIONABOUTTHEFUNDS’ INVESTMENTSTRATEGIESANDRISKS

This Prospectus does not describe all of the Funds’ investment practices. For more information about other types of investments a Fund may make, and about the risks of investing in each Fund, please see the Funds’ SAI, which is available upon request. Each Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon at least 60 days’ prior written notice to shareholders.

Index Funds. Each of the Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, and Cambria Long Short ETF (each, an “Index Fund” and collectively, the “Index Funds”) will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., investments connoted by its Index). Each Index Fund anticipates meeting this policy because, under normal circumstances, at least 95% of each Index Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of its Underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, such as depositary receipts based on component securities and TBA Transactions. Cambria expects that, over time, the correlation between each Index Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A number of factors may affect an Index Fund’s ability to achieve a high degree of correlation with its Underlying Index, and there can be no guarantee that a Fund will achieve a high degree of correlation.

The quantity of holdings in an Index Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Index Fund. In addition, from time to time, securities are added to or removed from an Underlying Index and consequently the attributes of an Underlying Index, such as sectors, industries or countries represented in an Underlying Index and weightings, may change. An Index Fund may sell securities that are represented in an Underlying Index, or purchase securities that are not yet represented in an Underlying Index, in anticipation of their removal from or addition to an Underlying Index or to reflect various corporate actions or other changes to an Underlying Index. Further, an Index Fund may overweight or underweight securities in an Underlying Index, purchase or sell securities not in the Underlying Index, or utilize various combinations of other available techniques, in seeking to track an Underlying Index.

Temporary Defensive Positions. To respond to adverse market, economic, political or other conditions, each of the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF (each, an “Active Fund” and collectively, the “Active Funds”) may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments. Each Active Fund may be invested in these instruments for extended periods, depending on Cambria’s assessment of market conditions. Debt securities and money market instruments include shares of mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are BBB or higher. While an Active Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that an Active Fund invests in money market mutual funds, it would bear its pro rata portion of such money market fund’s advisory fees and operational fees. Index Funds do not take temporary defensive positions.

Additional Information About the Underlying Indexes

Each Underlying Index was developed by Cambria Indices, LLC, an affiliate of Cambria. The Index Provider has retained an unaffiliated third party, Solactive, AG (formerly Structured Solutions, AG) (“Calculation Agent”) to calculate each Underlying Index. The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain and disseminate each Underlying Index on a daily basis. The Index Provider will monitor the results produced by the Calculation Agent to help ensure that each Underlying Index is being calculated in accordance with the applicable rules-based methodology.

The Index Provider has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing, or calculating an Underlying Index. The Index Provider is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of a Fund to be issued or in the determination or calculation of the equation by which the shares of a Fund are redeemable.

The Index Provider and Cambria have established policies and procedures designed to prevent non-public information about pending changes to an Underlying Index from being used or disseminated in an improper manner. Furthermore, the Index Provider and Cambria have established policies and procedures designed to prevent improper use and dissemination of non-public information about each Fund’s portfolio strategies and to prevent each Fund’s portfolio managers from unduly influencing an Underlying Index’s methodologies.

Additional Information About the Funds’ Risks
The table below provides additional information about the risks of investing in Cambria Managed Futures Strategy ETF (MFUT), Cambria Tail Risk ETF (TAIL), Cambria Risk Parity ETF (RSKP), Cambria Endowment and Family Office ETF (ENDW), Cambria Omaha ETF (OMHA), Cambria Trendfollowing ETF (QTAA), Cambria Long Short ETF (CALS), BP Capital Long/Short MLP ETF (BOON), and Cambria Foreign Value and Momentum ETF (FVMO), including the principal risks identified under “Principal Risks” in the Fund Summary. Following the table, each risk is explained.

	MFUT	TAIL	RSKP	ENDW	OMHA	QTAA	CALS	BOON	FVMO
Principal Risks
Cash Redemption Risk	X	X	X					X
Commodity Investing Risk	X		X	X		X
Concentration Risk					X
Counterparty Risk	X	X	X	X		X		X	X
Credit Risk	X		X	X		X
Currency Investment Risk	X		X	X			X		X

	MFUT	TAIL	RSKP	ENDW	OMHA	QTAA	CALS	BOON	FVMO
Principal Risks
Depositary Receipts Risk			X	X	X
Derivatives Risk	X	X	X	X		X	X	X	X
Emerging Markets Risk			X	X		X			X
Energy Sector Risk								X
Equity Investing Risk			X	X	X	X	X		X
Exchange-Traded Funds, Exchange-Traded Products and Investment Companies Risk	X	X	X	X		X	X		X
Exchange-Traded Notes Risk			X	X		X
Fixed Income Risk	X		X	X		X
Foreign Investment Risk	X		X	X		X			X
Forward Currency Contracts Risk	X
Fund Structure Risk								X
Futures Contracts Risk	X		X				X		X
High Yield Securities Risk			X	X
Hedging Risk		X
International Closed-Market Trading Risk	X		X	X					X
Investment Risk	X	X	X	X	X	X	X	X	X

	MFUT	TAIL	RSKP	ENDW	OMHA	QTAA	CALS	BOON	FVMO
Principal Risks
Large Capitalization Company Risk					X		X		X
Leveraging Risk			X	X			X	X	X
Liquidity Risk	X	X	X	X
Long/Short Risk	X						X	X
Management Risk	X	X	X
Market Risk	X	X	X	X	X	X	X	X	X
Market Events Risk	X	X	X	X	X	X	X	X	X
MLP Risk								X
Momentum Investing Risk			X	X		X			X
Monthly Repositioning Risk	X
Options Risk		X	X	X		X	X		X
Passive Investment Risk				X	X	X	X
Portfolio Turnover Risk	X	X	X	X			X	X	X
Premium-Discount Risk	X	X	X	X	X	X	X	X	X
Quantitative Security Selection Risk			X	X	X	X	X		X
Real Estate Investments Risk			X	X		X
REIT Risk									X
Repurchase Agreement Risk	X
Risks Related to Form 13F Data							X
Secondary Market Trading Risk	X	X	X	X	X	X	X	X	X

	MFUT	TAIL	RSKP	ENDW	OMHA	QTAA	CALS	BOON	FVMO
Principal Risks
Short Sale Risk	X					X	X	X	X
Small and Medium Capitalization Company Risk			X	X	X	X	X	X	X
Sovereign Debt Securities Risk			X	X
Subsidiary Investment Risk	X
Swap Contract Risk	X		X	X		X		X
Tax Risk	X	X
Tax Risk for MLPs								X
Tax Estimation/NAV Risk								X
Tracking Error Risk				X	X	X	X
Value Investment Risk			X	X		X			X
Volatility Risk	X

PRINCIPAL RISKS

Cash Redemption Risk. A Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). Additionally, the realization of foreign exchange losses through security sales can impact income distributions paid by the Fund.

Commodity Investing Risk. Investing in commodity-related companies may subject a Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in a Fund’s holdings. The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of a Fund’s control and may not be anticipated. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions; changing supply and demand relationships and levels of domestic production and imported commodities; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of investment companies, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.

Concentration Risk. To the extent that a Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer or issuers, region, market, industry, group of industries, sector or asset class.

Counterparty Risk. A Fund may engage in investment transactions or other contracts with third parties (i.e., “counterparties”), including futures contracts, forward currency contracts, swaps and repurchase agreements. The Fund bears the risk that the counterparty to these contracts becomes bankrupt, defaults on its obligations or otherwise fails to honor its obligations. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in these circumstances. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund Shares may decrease.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While a Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Currency Investment Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of a Fund’s investments, including foreign securities, forward contracts, money market instruments or other high quality debt securities, or investment companies that invest in those instruments, and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. To the extent that a foreign government moves to devalue a currency to which the Fund has exposure, such action could cause the Fund to lose money.

Depositary Receipts Risk. A Fund’s investments in foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. Cambria will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements.

Derivatives, including swaps, options, futures and forward currency contracts, are subject to a number of risks, some of which are described elsewhere in this Prospectus. The use of derivatives may entail risks greater than, or possibly different from, such risks to which the Fund is exposed. Certain of the different risks to which the Fund might be exposed due to the use of derivatives include the following:

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Segregation Risk is the risk associated with any requirement which may be imposed to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit exposure to loss, and the Fund may be exposed to investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the segregated assets would be sold.

Volatility Risk is the risk that, because some derivatives involve economic leverage, this economic leverage will increase the volatility of the derivative instruments, as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Energy Sector Risk.  Under normal circumstances, the BP Capital Long/Short MLP ETF concentrates its investments in the energy sector, primarily investing in energy infrastructure MLPs, and may, therefore, be more susceptible to the risks affecting such sector and MLPs.  MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability.  MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle.  Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs.  Certain MLPs could be required to implement remediation measures, the cost of which may not be recoverable from insurance.  Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.  The pool of issuers of MLP investments in which the fund may invest may be limited; thus, demand for investment opportunities in MLPs that operate energy-related businesses may exceed the supply, which could make it difficult for the fund to fully implement its investment strategy.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Exchange-Traded Funds, Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the ETF, ETP or investment company invests. When a Fund invests in these securities, shareholders of the Fund bear their proportionate share of the fees and expenses of the ETF, ETP or other investment company, as well as their share of the Fund’s fees and expenses. As a result, an investment by a Fund in an ETF, ETP or investment company could cause the Fund’s operating expenses to be higher and performance to be lower.

Through its investments in investment companies, a Fund may be indirectly exposed to additional risks. Derivatives used by investment companies in which a Fund may invest may cause them to become leveraged, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain investment companies may segregate liquid assets to cover the market value of its obligations under the derivatives, this will not prevent losses of amounts in excess of the segregated assets. Other investment companies may not employ any risk management procedures at all, leading to even greater losses.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. As a result, the value of the ETN may decline, including to zero. In addition, as with investments in other ETPs, ETFs and investment companies, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower than it would if it invested directly in the securities of the index or other reference assets of the ETN.

Fixed Income Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities, and financial instruments related to fixed income securities, generally changes in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. As of the date of this Prospectus, interest rates are at or near historic lows, but may rise substantially and/or rapidly, potentially resulting in significant losses to the Fund. A fund with a longer portfolio maturity generally is subject to greater interest rate risk. Changes in interest rates may also have an impact on equity markets.

Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in depositary receipts, are subject to special risks, including the following:

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares, and may cause the Fund to decline in value.

Currency Risk. The Fund’s net asset value is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects.  The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, the use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus. Forward contracts require collateralization, and the commitment of a large portion of the Fund’s assets as collateral could impede portfolio management.

Fund Structure Risk.  The BP Capital Long/Short MLP ETF’s strategy of investing primarily in MLPs and electing to be structured as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and will be subject to state and local income taxes.  This is a relatively new strategy for mutual funds and involves complicated accounting, tax and valuation issues that may cause the Fund to differ significantly from most other open-end registered investment companies.  The Fund may have to use estimates of its income and expenses at various times during a given year that may result in volatility in the Fund’s net asset value and potentially significant consequences for the Fund and its shareholders.

Futures Contracts Risk. Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least, in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills.

Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the foreign currency, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for a futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

High Yield Securities Risk. Securities that are high yield, commonly referred to as “junk bonds,” are regarded as inherently speculative with respect to the capacity to pay interest and repay principal. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than are more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

Hedging Risk.  Derivatives used by the Tail Risk ETF to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Fund’s put option strategy will be effective. It may expose the Fund to losses, e.g., option premiums, that it would not have otherwise been exposed if it only invested in U.S. equity ETFs or equity securities. It may not fully protect the Fund against declines in the value of its portfolio securities.

International Closed-Market Trading Risk. If a Fund’s investments are traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

Leveraging Risk. A Fund’s use of short selling, derivatives and other investment strategies may result in leverage. Leverage creates investment exposure to gains and losses in excess of the amounts invested by the Fund. The Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to leverage to the extent required by applicable law. The Fund may have to liquidate assets to meet to satisfy obligations or coverage requirements that arise because of the use of leverage. Leverage could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values to which the Fund has leveraged exposure than if the Fund had made direct investments. Use of leverage involves special risks and is highly speculative. Leverage will magnify any losses, and such losses may be significant.

Liquidity Risk. A Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which a Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses or realizing gains.

Long/Short Risk. The Long Short ETF and BP Capital Long/Short MLP ETF seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Management Risk. Each Fund that is actively managed uses proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. Securities selected by Cambria may not perform as expected. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Market Risk. The trading prices of equities, commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. A Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

MLP Risk.  MLP investments involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.  Certain MLP securities may trade in lower volumes due to their smaller capitalizations.  Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.  MLPs are generally considered interest-rate sensitive investments.  During periods of interest rate volatility, these investments may not provide attractive returns.

Momentum Investing Risk. The Fund or Underlying Index employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Monthly Repositioning Risk. The Managed Futures Strategy ETF is designed to potentially capture the economic benefit derived from both rising and declining trends in futures prices. In order to accomplish this, the Fund’s futures contract positions are rebalanced and repositioned, either long or short, on a monthly basis. Long positions or short positions in each futures contract are determined based on price movements over the past [seven months]. In volatile markets, this may result in the futures contracts frequently being repositioned from long to short and vice versa. If the price movements that caused a particular futures contract to be repositioned subsequently reverse themselves, the Fund’s returns will be negatively impacted. [For example, if Oil is positioned long for the month of January, and the underlying futures contracts decline in price, the Fund will experience losses. Depending on the magnitude of the price decline, Oil may reposition itself to short at month end. If, in February, the market reverses and appreciates in price, Oil will again experience losses, even if the price of Oil futures contracts measured across both months is flat from a performance perspective. Such activity can cause the Fund to lose more, and possibly significantly more, than an investment focused only on long or short positions in the same futures contracts.]

Options Risk. The success of a Fund’s investment in options depends upon many factors, such as the price of the options which is a function of various factors. These factors may change rapidly over time. There may also be an imperfect correlation between the prices of options and movements in the price of the underlying securities. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over-the-counter options transaction.

Passive Investment Risk. A Fund managed with a passive investment strategy attempts to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, a Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. The Underlying Index reflects a limited number of securities, may not deliver positive returns, and may not perform as well as other types of investments.

Portfolio Turnover Risk. A Fund’s investment strategy may from time to time result in higher portfolio turnover rates. This may increase a Fund’s brokerage commission costs. The performance of a Fund could be negatively impacted by the increased brokerage commission costs incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Premium-Discount Risk. The Shares may trade above or below their NAV. The NAV of a Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Quantitative Security Selection Risk. Data for some issuers, particularly for emerging market issuers, may be less available and/or less current than data for issuers in other markets. Quantitative techniques used by Cambria or the Underlying Index to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The factors used in such analyses may not be predictive of a security’s value and its effectiveness can change over time. These changes may not be reflected in the quantitative methodology.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Repurchase Agreement Risk. A Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term. In addition, should a counterparty become insolvent or otherwise default, there could be a delay before a Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Risks Related to Form 13F Data. The Form 13F filings used to select the securities of the Long Short ETF are filed up to 45 days after the end of each calendar quarter. Therefore a given investor may have already sold its position by the time the security is added to the Fund’s portfolio. Furthermore, the Form 13F filing may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the Form 13F. As a result, the Form 13F may not provide a complete picture of the holdings of a given investor. An investor may hold long positions for a number of reasons, and Cambria has not investigated such reasons or the strategies followed by an investor who makes the filings.  The Fund’s portfolio may not be representative of the investor’s universe or the strategies that give rise to the reported holdings. Because the Form 13F filing is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Fund’s exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk. Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in this Prospectus.

Subsidiary Investment Risk. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Managed Futures Strategy ETF, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

Swap Contract Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”) a Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test or asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tax Risk for MLPs.  The benefit expected from the BP Capital Long/Short MLP ETF’s MLP investments generally will depend on the MLPs being treated as partnerships for U.S. federal income tax purposes.  Partnerships do not pay U.S. federal income tax at the partnership level.  Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  If any MLP in which the Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP investment is treated as a return of capital, the Fund’s adjusted tax basis in the MLP interest may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) recognized by the Fund for tax purposes upon the sale of any such interest or upon subsequent distributions in respect of such interest.  Furthermore, any return of capital distribution received from an MLP investment may require the fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.

Tax Estimation/NAV Risk.  In calculating the BP Capital Long/Short MLP ETF’s net asset value (NAV), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances.  The Fund may accrue a deferred income tax liability balance at the rates applicable to corporations, plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains.  Any deferred tax liability balance will reduce the Fund’s NAV.  The Fund also may accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses.  Any deferred tax asset balance will increase the Fund’s NAV.  To the extent the Fund has a deferred tax asset balance, the Fund will assess whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required.  To the extent a valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such valuation allowance could have a material impact on the Fund’s NAV.

The Fund’s deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized.  From time to time, the fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Tracking Error Risk. Tracking error is the difference between the Fund’s performance from that of the Underlying Index. This may occur due to an imperfect correlation between the Fund’s holdings and those comprising the Underlying Index, pricing differences, the Fund’s holding of cash, differences in the timing of dividend accruals, changes to the Underlying Index, or the need to meet regulatory requirements. If the Fund is small, it may experience greater tracking error to its Underlying Index or it could ultimately liquidate. This risk is heightened during times of increased market volatility or other unusual market conditions. If the Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Value Investment Risk. Value investments are subject to the risk that their intrinsic value may never be realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A Fund’s performance also may be affected adversely if value stocks become unpopular with or lose favor among investors. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Volatility Risk. The net asset value of the Managed Futures Strategy ETF over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in a futures contract may result in immediate and substantial losses to the Fund.

ADDITIONAL NON-PRINCIPAL RISK INFORMATION

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, shares of the Fund may trade at a material discount to net asset value and face delisting.

Cash and Cash Equivalents Holdings Risk. Each Fund may invest in cash and cash equivalents for indefinite periods of time when Cambria determines the prevailing market environment warrants doing so. When a Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.

Clearing Broker Risk. The failure or bankruptcy of a Fund’s or a Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

FUND MANAGEMENT

Investment Adviser. Cambria acts as each Fund’s Investment Adviser. Cambria is located at 2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245. Cambria is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. Cambria was founded in 2006 and managed approximately $[      ] million in assets as of [                       ], 2016.

Cambria is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. Cambria continuously reviews, supervises, and administers the Funds’ investment programs. Cambria has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, each Fund pays Cambria an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
Cambria Managed Futures Strategy ETF	0.59%
Cambria Tail Risk ETF	0.59%
Cambria Risk Parity ETF	0.59%
Cambria Endowment and Family Office ETF	0.59%
Cambria Omaha ETF	0.59%
Cambria Trendfollowing ETF	0.59%
Cambria Long Short ETF	0.59%
BP Capital Long/Short MLP ETF	1.25%
Cambria Foreign Value and Momentum ETF	0.59%

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement with respect to each Fund will be available in the Funds’ semi-annual report to shareholders for the period ended October 31, 2016.

With respect to each Fund, except the Cambria Foreign Value and Momentum ETF, Cambria bears all of its own costs associated with providing the advisory services and all expenses of the Funds, except for the fee payment under the Management Agreement, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses. With respect to the Cambria Foreign Value and Momentum ETF, Cambria bears all of its own costs associated with providing the advisory services and all expenses of the Funds, except for the fee payment under the Management Agreement, payments under each Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses. Each Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to a Fund, by a majority of the outstanding Shares of the Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

Sub-Adviser. BP Capital Fund Advisors, LLC (“BP Capital” or the “Sub-Adviser”), a Delaware limited liability company which maintains its principal offices at 8117 Preston Road, Suite 260, Dallas, Texas 75225, acts as sub-adviser to the BP Capital Long/Short MLP ETF pursuant to a sub-advisory agreement between BP Capital and Cambria. [The Sub-Adviser is registered with the SEC and serves as investment adviser to other registered investment companies, including an energy fund and MLP fund.] [An affiliate of the Sub-Adviser, TBP Investment Management, LLC, is an SEC-registered investment adviser, that was formed in 2001, with approximately $[437.6] million in assets under management as of [November 30, 2014].] The Sub-Adviser is responsible for the [day-to-day] management of the BP Capital Long/Short MLP ETF, and has discretion to purchase and sell securities in accordance with the Fund’s objectives, policies, and restrictions. The Adviser pays the Sub-Adviser a sub-advisory fee of [    ]% based on its of its average daily net assets for the services the Sub-Adviser provides to the BP Capital Long/Short MLP ETF.

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement with respect to the BP Capital Long/Short MLP ETF will be available in the Funds’ semi-annual report to shareholders for the period ended October 31, 2016.

PORTFOLIO MANAGERS

Mebane T. Faber and Eric W. Richardson are the portfolio managers [primarily and jointly] responsible for the day-to-day management of each of the Funds, except the BP Capital Long/Short MLP ETF.

Mebane T. Faber, Chief Investment Officer and Portfolio Manager of Cambria
Mr. Faber has been co-founder and the Chief Investment Officer of Cambria since 2006, and has been portfolio manager of each Fund since its inception. Mr. Faber is the manager of the Cambria’s separate accounts and private investment funds for accredited investors. Mr. Faber is also the author of the Mebane Faber Research blog, author of Shareholder Yield, and the co-author of The Ivy Portfolio: How to Invest Like the Top Endowments and Avoid Bear Markets. Mr. Faber graduated from the University of Virginia with a double major in Engineering Science and Biology. He is a Chartered Alternative Investment Analyst (CAIA) and Chartered Market Technician (CMT).

Eric W. Richardson, Chief Executive Officer and Portfolio Manager of Cambria
Mr. Richardson has been co-founder and Chief Executive Officer of Cambria since 2006, and has been portfolio manager of each Fund since its inception. Mr. Richardson is the manager of the Cambria’s separate accounts and private investment funds for accredited investors. Prior to Cambria’s formation in 2006, Mr. Richardson served as the President and portfolio manager of Kwai Financial, the venture capital division of Headwaters Incorporated (NYSE: HW). Previous to this, Mr. Richardson served as Vice President of Institutional Sales for Imperial Capital, LLC, a FINRA-registered broker/dealer, where he was responsible for sales and trading of public and private securities to institutional investors. Mr. Richardson began his professional career as a banking and real estate attorney in the Los Angeles office of Milbank, Tweed Hadley & McCloy, where he represented institutional lenders in private banking and structured finance transactions. Mr. Richardson is the co-author of The Ivy Portfolio: How to Invest Like the Top Endowments and Avoid Bear Markets. Mr. Richardson received his B.A. from the University of Southern California and his J.D. from the University of Michigan Law School. Mr. Richardson is a member of the California Bar Association and holds the Series 7, 24 and 66 licenses.

Toby Loftin, Managing Principal and Portfolio Manager, founded BP Capital Fund Advisors (TwinLine) in June 2013. Mr. Loftin joined BP Capital LP in 2010 and served as a member of the Investment Committee of the private hedge funds. Mr. Loftin co-manages the BP Capital TwinLine® MLP Fund and the BP Capital TwinLine® Energy Fund, and prior to that he managed BP Capital’s energy infrastructure MLP investments. Before joining BP Capital LP, Mr. Loftin was a partner of SteelPath Fund Advisors and SteelPath Capital Management (formerly Alerian). He also served as Director of Institutional Equity Research Sales with Royal Bank of Canada Capital Markets where he focused on the energy sector and the MLP asset class. He earned a Bachelor of Science degree from the U.S. Air Force Academy and a Master of Science-Finance from University of Texas at San Antonio.

Brad Olsen, Principal and Portfolio Manager, joined BP Capital in 2016 as Lead Portfolio Manager of the BP Capital TwinLine® MLP Fund and Portfolio Manager of the BP Capital TwinLine® Energy Fund. Mr. Olsen has over 10 years of experience in the MLP and midstream sector. Prior to joining BPCFA, Mr. Olsen conducted midstream and refining research for Millennium LP, a large global hedge fund. From 2011 to 2015, Olsen served as head of midstream research for TPH & Co. Olsen was recognized as the top stock picker in energy by the Financial Times in 2013 and 2014, and a Wall Street Journal “Best on the Street” analyst in 2013. Earlier in his career, he was a key member of the MLP investment team at Eagle Global Advisors, and a member of UBS Investment Bank’s MLP practice. He graduated cum laude from Rice University with a B.A. in Philosophy, Political Science and Slavic Studies.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts managed, ownership in the Funds, and compensation.

OTHER SERVICE PROVIDERS

SEI Investments Distribution Co. (“Distributor”), 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the distributor of Creation Units (defined below) for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.

SEI Investments Global Funds Services, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, is the administrator and fund accountant for the Funds.

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the transfer agent and custodian for the Funds.

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, District of Columbia 20004, serves as legal counsel to the Funds.

[                                        ], [                                                                                    ], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

DISCLAIMERS

Cambria Indices, LLC

Cambria Indices, LLC (“Index Provider”) is the index provider for each of the Index Funds. The Index Provider was formed as a Delaware limited liability company on September 23, 2013 and is in the business of developing and maintaining financial indexes, including the Underlying Indexes. The Index Provider is affiliated with Cambria because it is a wholly-owned subsidiary of Cambria. The Index Provider has entered into an index licensing agreement (“Licensing Agreement”) with Cambria to allow Cambria’s use of the Underlying Indexes for the operation of each Index Fund. Cambria may pay licensing fees to the Index Provider from Cambria’s management fees or other resources. Cambria has, in turn, entered into a sub-licensing agreement (“Sub-Licensing Agreement”) with the Trust to allow each Index Fund to utilize the relevant Underlying Index. The Index Funds do not pay fees to the Index Provider or to Cambria under the Sub-Licensing Agreement.

The Index Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the shareholders of the Index Funds or any member of the public regarding the advisability of investing in securities generally or in the Index Funds particularly or the ability of the Underlying Indexes to track general stock market performance or a segment of the same. The Index Provider’s publication of the Underlying Indexes in no way suggests or implies an opinion by the Index Provider as to the advisability of an investment in any or all of the securities upon which the Underlying Indexes are based. The Index Provider’s only relationship to the Index Funds is the licensing of certain intellectual property of the Index Provider and of the Underlying Indexes, which are determined and composed by the Index Provider and calculated by a third party without regard to the Index Funds. The Index Provider is not responsible for and has not reviewed the Index Funds nor any associated literature or publications and it makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. The Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Underlying Indexes. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Index Funds.

CAMBRIA INDICES, LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND CAMBRIA INDICES, LLC SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CAMBRIA INDICES, LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY A FUND, INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. CAMBRIA INDICES, LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CAMBRIA INDICES, LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NYSE Arca
Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of a Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. NYSE Arca has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BUYING AND SELLING FUND SHARES

Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units of 50,000 Shares, which are likely to cost over $1 million. Creation Units are issued and redeemed for cash and/or in-kind for securities.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or “Creation Units.” Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

Except when aggregated in Creation Units, Shares are not redeemable with the Funds.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of Shares you must buy.

Shares of each of the Funds are, or will be, listed on [NYSE Arca, Inc.] (the Exchange) under the following symbols:

Fund	Trading Symbol
Cambria Managed Futures Strategy ETF	MFUT
Cambria Tail Risk ETF	TAIL
Cambria Risk Parity ETF	RSKP
Cambria Endowment and Family Office ETF	ENDW
Cambria Omaha ETF	OMHA
Cambria Trendfollowing ETF	QTAA
Cambria Long Short ETF	CALS
BP Capital Long/Short MLP ETF	BOON
Cambria Foreign Value and Momentum ETF	FVMO

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Share Trading Prices. The trading prices of a Fund’s Shares may differ from the Fund’s daily net asset value, or “NAV,” and can be affected by market forces of supply and demand for the Fund’s Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board of Trustees has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), the Board of Trustees noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board of Trustees noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board of Trustees also noted that direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV. The Funds may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis.

NET ASSET VALUE

The net asset value, or “NAV,” of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

•	Taking the current market value of its total assets,
•	Subtracting any liabilities, and
•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of the Fund, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of a Fund’s Shares, expenses are accrued and applied daily and stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in non-exchange traded investment companies are valued at their NAVs. Forward foreign currency contracts and swap contracts are generally valued based on the marked-to-market value of the contract. Pricing services, approved and monitored pursuant to a policy approved by the Funds’ Board, provide market quotations based on both market prices and indicative bids.

If a market quotation is not readily available or is deemed not to reflect market value, a Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. To the extent a Fund has holdings of tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund Shares. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare a Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Funds at www.cambriafunds.com. Among other things, this website includes this Prospectus and the SAI, and includes the Funds’ holdings, the Funds’ last annual and semi-annual reports, pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day a Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at www.cambriafunds.com. A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Premium/Discount Information. Information about the premiums and discounts at which the Funds’ Shares have traded is available at www.cambriafunds.com.

INVESTMENTS BY OTHER INVESTMENT COMPANIES

The Trust and the Funds are part of the Cambria family of funds and related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares of each Fund beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

The exemptive order, however, does not apply to fund of funds, including [Risk Parity ETF, Endowment and Family Office ETF and Trendfollowing ETF]. With respect to these Funds, investing funds must adhere to the limits set forth in Section  12(d)(1) of the 1940 Act when investing in the Fund.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND DISTRIBUTIONS
Each Fund generally pays out dividends from its net investment income, if any, to shareholders quarterly, and distributes its net capital gains, if any, to shareholders annually. Each Fund typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to Fund shareholders as “income dividends.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES
As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Fund distributions to you and sale of your Shares in a Fund will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS
Distributions by the Funds generally are taxable to you as ordinary income or capital gains. Distributions of a Fund’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of a Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of a Fund’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the Fund as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% in the case of individuals, trusts or estates (or 20% for taxpayers with taxable income exceeding certain thresholds), regardless of your holding period in a Fund’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of a Fund’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (or 20% in some cases, as noted above), if the distributions are attributable to Shares held by you for more than one year. Distributions by the Funds that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate. In order for a distribution by a Fund to be treated as qualified dividend income, it must be attributable to dividends the Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements and you must meet similar requirements with respect to the Fund’s Shares.

Distributions of a Fund’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to a Fund’s ordinary income dividends, but not its capital gain dividends, to the extent the Fund designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by the Fund from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to federal back-up withholding tax, if you have not provided a Fund with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD
Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the Funds’ SAI.

HOUSEHOLDING POLICY

It is the policy of the Funds to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in the Fund(s) covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: 2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245 or calling us at: 855-ETF-INFO (383-4636) (toll free).

FINANCIAL HIGHLIGHTS

The Funds had not yet commenced operations as of the date of this Prospectus and do not have financial highlights to present at this time.

If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds will be available in their annual and semi-annual reports to shareholders. The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
An SAI dated [date], 2016, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	855-ETF-INFO (383-4636) (toll free)
Write:	2321 Rosecrans Avenue, Suite 3225
El Segundo, CA 90245
Visit:	www.cambriafunds.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Information about the Funds, including their reports and the SAI, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22704.

STATEMENT OF ADDITIONAL INFORMATION
CAMBRIA ETF TRUST

Cambria Managed Futures Strategy ETF (MFUT)
Cambria Tail Risk ETF (TAIL)
Cambria Risk Parity ETF (RSKP)
Cambria Endowment and Family Office ETF (ENDW)
Cambria Omaha ETF (OMHA)
Cambria Trendfollowing ETF (QTAA)
Cambria Long Short ETF (CALS)
BP Capital Long/Short MLP ETF (BOON)
Cambria Foreign Value and Momentum ETF (FVMO)

2321 Rosecrans Avenue, Suite 3225, El Segundo, CA 90245
PHONE: (310) 683-5500
[June ___, 2016]

The SAI describes additional information related to the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF and Cambria Foreign Value and Momentum ETF, each a series of the Trust. Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF are each actively managed by Cambria Investment Management, L.P. Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, and Cambria Long Short ETF are each passively-managed, meaning that they are designed to track the performance of an underlying index, by Cambria. BP Capital Fund Advisors, LLC serves as the sub-adviser of the BP Capital Long/Short MLP ETF (the “Sub-Adviser”). SEI Investments Distribution Co. serves as the distributor for each Fund.

Shares of each Fund are, or will be, listed and traded on the [NYSE Arca, Inc.]

This SAI is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated [June ___, 2016], which incorporates this SAI by reference.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling 855-ETF-INFO (383-4636) or visiting www.cambriafunds.com. When available, an annual report for the Funds will be available in the same manner at no charge by request to the Fund at the address or phone number noted below. The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Funds’ most recent annual report to shareholders (File No. 811-22704).

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Active Funds” means Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF, each of which is actively managed by Cambria.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, who has executed an agreement with the Distributor that governs transactions in the Funds’ Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cambria” means Cambria Investment Management, L.P., the investment adviser to each Fund.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CEA” means the Commodity Exchange Act, as amended.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of 50,000 Shares that each Fund issues and redeems on a continuous basis at NAV. Shares will not be issued or redeemed except in Creation Units.

“Distributor” means SEI Investments Distribution Co., the distributor to each Fund.

“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.

“DTC” means the Depository Trust Company.

“Exchange” means the [NYSE Arca, Inc.]

“FINRA” means the Financial Industry Regulatory Authority.

“Funds” means the series of the Trust discussed in this SAI: the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF and Cambria Foreign Value and Momentum ETF.

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“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per Share value of a Fund’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange through the facilities of the Consolidated Tape Association or other information providers, known as the Intraday Indicative Value.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Index Funds” means the Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, and Cambria Long Short ETF, each of which is passively-managed and designed to track the performance of an Underlying Index.

“Index Provider” means Cambria Indices, LLC.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“IRS” means the Internal Revenue Service.

“NAV” means the net asset value of a Share.

“NSCC” means the National Securities Clearing Corporation.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the Funds’ Prospectus, dated [date, 2016], as amended and supplemented from time to time.

“SAI” means this Statement of Additional Information, dated [date, 2016], as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of a Fund.

“Sub-Adviser” means BP Capital Fund Advisors, LLC, the sub-adviser to the BP Capital Long/Short MLP ETF.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units. The Transaction Fee is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to each Fund, see “Transaction Fees” in this SAI.

“Trust” means the Cambria ETF Trust, a Delaware statutory trust.

“Underlying Index” means the Cambria Endowment and Family Office Index with respect to the Cambria Endowment and Family Office ETF, the Cambria Omaha Index with respect to the Cambria Omaha ETF, the Cambria Trendfollowing Index with respect to the Cambria Trendfollowing ETF, and the Cambria Long Short Index with respect to the Cambria Long Short ETF.

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TRUST AND FUNDS OVERVIEW

The Trust is a Delaware statutory trust formed on September 9, 2011 and an open-end registered management investment company comprised of eighteen funds, nine of which are discussed in this SAI. The Active Funds are diversified, actively-managed exchange-traded funds. The Index Funds are diversified, index-based exchange-traded funds that seek investment results that correspond (before fees and expenses) generally to the price and yield performance of their respective Underlying Index. The offering of the Shares is registered under the 1933 Act.

Each Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of each Fund will be listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors because it applies only to transactions for Creation Units and most retail investors do not transact for Creation Units.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

EXCHANGE LISTING AND TRADING

Shares of each Fund will be listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange for maintaining the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website www.cambriafunds.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per Share value of a Fund’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange through the facilities of the Consolidated Tape Association or by other information providers. The IIV is based on the current market value of a Fund’s Fund Deposit. The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time. The IIV should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Funds are not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

The investment policies enumerated in this section may be changed with respect to a Fund only by a vote of the holders of a majority of the Funds’ outstanding voting securities, except as noted below:

1.	The Funds may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Funds may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Funds may not engage in the business of underwriting securities except to the extent that the Funds may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Funds may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

5.	The Funds may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Funds from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

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6.	The Funds may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

7.	The Funds will not concentrate their investments in issuers of one or more particular industries, except that each Index Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each such Fund’s Underlying Index concentrates in the securities of a particular industry or group of industries.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the Investment Company Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets, at the time of borrowing, from banks for any purpose (the Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.

With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The Investment Company Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from banks, as described immediately above.

With respect to the fundamental policy relating to making loans set forth in (6) above, the Investment Company Act does not prohibit the Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC staff treats repurchase agreements as loans).

Except with respect to borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder.

For purposes of applying the limitation set forth in the concentration policy, the Funds, with respect to their equity holdings, will generally use the industry classifications provided by the Global Industry Classification System. Securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

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INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The following chart, which supplements and should be read together with the information in the Prospectus, indicates the specific investments and technique applicable to the Cambria Managed Futures Strategy ETF (MFUT), Cambria Tail Risk ETF (TAIL), Cambria Risk Parity ETF (RSKP), Cambria Endowment and Family Office ETF (ENDW), Cambria Omaha ETF (OMHA), Cambria Trendfollowing ETF (QTAA), Cambria Long Short ETF (CALS), BP Capital Long/Short MLP ETF (BOON) and Cambria Foreign Value and Momentum ETF (FVMO). Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.

	MFUT	TAIL	RSKP	ENDW	OMHA	QTAA	CALS	BOON	FVMO
Cash Items	X	X	X	X	X	X	X	X	X
CFTC Regulation	X	X	X	X	X	X	X	X	X
Credit Quality Standards	X	X	X	X	X	X	X	X	X
Debt-Related Investments	X	X	X	X	X	X	X	X	X
Asset-Backed Securities	X	X	X	X	X	X	X	X	X
Corporate Debt Securities	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X	X	X
Exchange-Traded Notes	X	X	X	X	X	X	X	X	X
High Yield Securities	X	X	X	X	X	X	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X
Municipal Securities	X	X	X	X	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X
Equity-Related Investments	X	X	X	X	X	X	X	X	X
Common Stocks	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X
Master Limited Partnerships	X	X	X	X	X	X	X	X	X
Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X
Real Estate Investment Trusts	X	X	X	X	X	X	X	X	X
Warrants	X	X	X	X	X	X	X	X	X
Foreign Investments Generally	X		X	X		X			X
[Asia-Pacific Risk]
Depositary Receipts	X		X	X					X
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	MFUT	TAIL	RSKP	ENDW	OMHA	QTAA	CALS	BOON	FVMO
Emerging Markets			X	X		X			X
[Europe Risk]
Foreign Currency Transactions	X		X	X		X			X
[Latin America Risk]
[Middle East Risk]
[Russia Risk]
[Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities]
Futures Contracts and Related Options	X	X	X	X	X	X	X	X	X
Illiquid Securities	X	X	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X
Short Sales	X					X	X	X	X
Subsidiary Investment Risk	X
Swap Agreements	X	X	X	X	X	X	X	X	X
Tracking an Index				X	X	X	X
Cybersecurity Index	X	X	X	X	X	X	X	X	X

Cash Items
The Fund may invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

CFTC Regulation
Cambria may use non-deliverable (or “cash-settled”) forward currency contracts to attempt to gain exposure to currencies or to otherwise manage the risks of the Fund’s investments. Such forward contracts are considered to be derivatives.

The 2010 enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of derivatives, including such forward contracts, and the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated. The Dodd-Frank Act requires the SEC and the CFTC to establish new regulation with respect to such derivatives. Some of the rules implementing the Dodd-Frank Act have not been finalized, and the impact of these rules, including how they might apply to the Fund’s forward currency contracts, is uncertain. For example, such contracts may be centrally cleared, as noted in this SAI.

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Central Clearing. Forward currency contracts that are centrally cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

To the extent a forward currency contract is not centrally cleared, the use of forward currency contracts also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which the Fund enters into forward currency contracts will be monitored by Cambria. If a counterparty’s creditworthiness declines, the value of the forward currency contract might decline, potentially resulting in losses to the Fund. Changing conditions in a particular market area may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction, but exercising these remedies could take significant time and expense.

Commodity Pool Exclusion and Registration. In February 2012, the CFTC announced substantial amendments to the exclusion in its Regulation 4.5 for registered investment companies from registration as a commodity pool operator (“CPO”). Under these amendments, if the Fund uses commodity interests (such as cash-settled forward contracts) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV. Alternatively, the aggregate net notional value of these positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).

Cambria has claimed the Regulation 4.5 exclusion from registration as a CPO under the CEA, in its management of each Fund, except Managed Futures Strategy ETF, and intends to comply with one of the two alternative limitations described above. To the extent these limits are approached, Cambria may not be able to take advantage of investment opportunities for the Fund in order to comply with and maintain the exclusion. Cambria has registered with the CFTC as a CPO under the CEA with respect to Cambria Managed Futures Strategy ETF and the Cambria Managed Futures Strategy Subsidiary (the “Subsidiary”).

Cover. Transactions using derivative instruments, such as forward currency contracts, may expose the Fund to an obligation to another party. Under such circumstances, the Fund will comply with SEC guidelines regarding cover for these obligations and will, if the guidelines so require, set aside cash or liquid assets in an account or on the books with its custodian in the prescribed amount as determined daily. Such cover will generally be either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts, forward contracts or swaps, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

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Turnover. The Fund’s forward currency contracts activities, if any, may affect its turnover rate. The sale or purchase of forward currency contracts may cause the Fund to sell or purchase related investments, thus increasing its turnover rate.

Credit Quality Standards

When investing in fixed income securities and, if applicable, preferred or convertible stocks, the Fund maintains the following credit quality standards, which apply at the time of investment:

For securities that carry a rating assigned by a nationally recognized statistical rating organization (a “Rating Organization”), Cambria will use the highest rating assigned by the Rating Organization to determine a security’s credit rating. Commercial paper must be rated at least “A-1” or equivalent by a Rating Organization. Corporate debt obligations, mortgage-backed and other asset-backed securities and municipal securities must be rated at least “B-”or equivalent by a Rating Organization. For securities that are not rated by a Rating Organization, Cambria’s internal credit rating will apply and be subject to the equivalent rating minimums described here. The Funds may retain a debt security that has been downgraded below the initial investment criteria.

Debt-Related Investments

Asset-Backed Securities

Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Consistent with the Fund’s investment objectives and policies, Cambria also may invest in other types of ABS.

Corporate Debt Securities

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. [Debt securities may be acquired with warrants attached.] The Fund may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Fund’s percentage limitations for investments in illiquid securities.

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Debt and Other Fixed Income Securities Generally

Debt securities include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and political subdivisions, foreign governments, their authorities, agencies, instrumentalities, and political subdivisions, supra-national agencies, corporate debt securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities. Debt securities may be investment grade securities or high yield securities, which are described below. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two Rating Organizations rating that security, such as Standard & Poor’s Ratings Services (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Ltd. (“Fitch”), or rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security or unrated, if deemed to be of comparable quality by Cambria and traded publicly on the world market. The Fund, at the discretion of Cambria, may retain a debt security that has been downgraded below the initial investment criteria.

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of the Fund that invests in fixed income securities cannot be predicted with certainty. The future income of the Fund that invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

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Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”). ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. The market price for an ETN may be higher or lower than, respectively, the ETN's NAV. Investing in ETNs exposes the Fund to all the risks of that investment and, in general, subjects it to a pro rata portion of the ETN's fees and expenses. In addition to trading ETNs on exchanges, investors typically may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. The Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. High yield securities are inherently speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. Generally, the lower the rating of a high yield bond, the more speculative its characteristics.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

13

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest in other asset-backed securities that have been offered to investors.

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or SMBSs. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

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Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the Fund may have to treat the security’s final maturity as its effective maturity, potentially increasing the volatility of the Fund.

The Fund may invest in municipal lease obligations. Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Many leases and contracts include no appropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

Investing in the municipal bond market is subject to certain risks. The amount of public information available about the municipal bonds held by the Fund is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of Cambria. The secondary market for municipal bonds, particularly the lower-rated bonds, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

U.S. Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and Federal Home Loan Banks (“FHLBs”).

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.

As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

15

In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Zero Coupon Securities

Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

Equity-Related Investments

Common Stocks

Common stock represents an ownership interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's common stock price.

The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. This may not be true currently or in the future. The market value of all securities, including common stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

Convertible securities include fixed-income securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than the underlying common stock, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stock since they have fixed-income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

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A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that non-convertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”) which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Investments in Other Investment Companies or Other Pooled Investments

The Fund may invest in the securities of other investment companies to the extent permitted by law. Subject to applicable regulatory requirements, the Fund may invest in shares of both open- and closed-end investment companies (including money market funds and ETFs). The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, an investment by the Fund in an ETF or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF or investment company. The Fund also may invest in private investment funds, vehicles, or structures.

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Preferred Stocks

The Fund may invest in preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Real Estate Investment Trusts (“REITs”)

A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year.

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including the Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in the Fund's fee table.

The Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, including regulations thereunder and IRS interpretations or similar authority upon which the Fund may rely or its failure to maintain exemption from registration under the Investment Company Act.

Foreign Investments Generally

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

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Currency Risk and Exchange Risk. Securities in which the Fund invests, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for the Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

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Dividends and interest on, and proceeds from the sale of, foreign securities the Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

[Asia-Pacific Risk ]

[Investments in securities of issuers in Asia-Pacific countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asia-Pacific economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.

Certain Asia-Pacific countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors. Their securities markets are not as developed as those of other countries and, therefore, are subject to additional risks such as trading halts.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.]

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Depositary Receipts

The Fund may invest in foreign securities by purchasing sponsored and unsponsored depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of the Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

In an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid by the depositary holder. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. In addition, the issuers of securities underlying unsponsored depositary receipts may be subject to less stringent government supervision.

Emerging Markets

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging market countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging market countries.

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[Europe Risk]

[Investing in European countries exposes the Fund to the economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above.

The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect the Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country's debt and sellers of credit default swaps linked to that country's creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were recently downgraded. These downgrades may result in further deterioration of investor confidence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.

Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Most Eastern European securities markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and Ukraine in 2014. Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. The global economic crisis has restricted international credit supplies, and several Eastern European economies have faced significant credit and economic crises. Although some Eastern European economies are expanding again, major challenges are still present as a result of their continued dependence on the Western European zone for credit.]

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Foreign Currencies Transactions

The Fund may hold funds in bank deposits in U.S. or foreign currency, including during the completion of investment programs. For additional currency exposure, the Fund may also conduct currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward currency contract. These transactions will expose the Fund to foreign currency fluctuations.

The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. The successful use of forward currency contracts will usually depend on Cambria’s ability to forecast accurately currency exchange rate movements and its skill in analyzing and predicting currency values. There is no assurance that Cambria’s use of forward currency contracts will be advantageous to the Fund or that Cambria will hedge exposures at an appropriate time. The precise matching of forward contract amounts and the value of the securities involved is generally not possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Further, under certain circumstances, the Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Code or to maintain its exception from registration as a commodity pool operator under the CEA.

Forward contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If the Fund makes delivery of a currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.

Forward currency contracts have historically been individually negotiated and privately traded by currency traders and their customers, though in the future they may become centrally cleared. These contracts may result in a loss if a counterparty, including a central clearing agency, does not perform as expected or becomes insolvent. In the event of insolvency of a counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity or, even if it entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

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The Fund may enter into forward contracts for a variety of reasons, including hedging and extracting investment returns.

Hedging. With respect to hedging, the Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

Position hedging and transaction hedging generally involve the Fund seeking to “lock in” the exchange rate between currencies. For example, if the Fund owned securities denominated in euros, to effectuate a position hedge, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which Cambria believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The Fund is not obligated to actively engage in currency hedging transactions; therefore, the Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

Investing. The Fund may invest in a combination of (i) forward foreign currency contracts and U.S. dollar-denominated instruments or (ii) forward currency contracts and non-U.S. dollar-denominated instruments to seek performance that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance Cambria is trying to duplicate. For example, the combination of U.S. dollar-denominated exchange-traded funds or money market instruments with “long” forward currency exchange contracts creates a position economically equivalent to an instrument denominated in the foreign currency itself.

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The Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that Cambria believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and Cambria believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency. Such foreign cross-currency contracts may be considered a hedging strategy rather than a speculative strategy if the Fund’s commitment to purchase the new (more favorable) currency is limited to the market value of the Fund’s securities denominated in the old (less favorable) currency.

With respect to transactions not entered into for hedging purposes, the Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, Cambria believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Conversion. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The value of the Fund’s investments is calculated in U.S. dollars each day that the NYSE is open for business. As a result, to the extent that the Fund’s assets are invested in instruments denominated in foreign currencies and the currencies depreciate relative to the U.S. dollar, the Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should decrease. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

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Foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such forward currency contracts. Therefore, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the forward currency contracts until they reopen.

Foreign Government Securities

Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of foreign governments to tighten the availability of credit.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Union, and the Inter-American Development Bank.

As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Yields on foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in foreign government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

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[Latin America Risk]

[Latin America, including Brazil and Mexico, has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises and defaults, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, the government of Brazil imposes a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of the Fund’s investments in Brazilian issuers. While some Latin American governments have experienced privatization of state-owned companies and relaxation of trade restrictions, future free-market economic reforms are uncertain, and political unrest could result in significant disruption in securities markets in the region. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation and high unemployment rates. Adverse economic events in one country may have a significant adverse effect on other Latin American countries.

Commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Some markets are in areas that have historically been prone to natural disasters or are economically sensitive to environmental events, and a natural disaster could have a significant adverse impact on the economies in the geographic region.

Many Latin American countries have high levels of debt, which may stifle economic growth, contribute to prolonged periods of recession and adversely impact the Fund’s investments. Most countries have been forced to restructure their loans or risk default on their debt obligations. Interest on debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.]

[Middle East Risk]

[Many Middle Eastern are prone to political turbulence, which may have an adverse impact on the Fund. Many economies in the Middle East are highly reliant on income from the sale of oil or trade with countries involved in the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values. As global demand for oil fluctuates, many Middle Eastern economies may be significantly impacted.

In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less well capitalized than brokers in the United States.

The legal systems in certain Middle Eastern countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.

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The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, in certain of these countries, the Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled.

Substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment.

Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.

Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities or defense concerns, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. Recently, many Middle Eastern countries have experienced political, economic and social unrest as protestors have called for widespread reform. These protests may adversely affect the economies of these Middle Eastern countries.]

[Russia Risk]

[A portion of the Fund’s investments may be in Russian securities and instruments. As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations.

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For these or other reasons, the Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, Shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of the Fund. The Fund could liquidate all or a portion of its assets, which may be at unfavorable prices.]

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

[The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.]

Futures Contracts and Related Options

The Fund may purchase or sell stock index futures contracts and options thereon, including as a substitute for a comparable market position in the underlying securities, to hedge the portfolio, or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

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The Fund generally chooses to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract, and that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. The Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. The Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

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Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

Cambria also may deem certain securities to be illiquid as a result of Cambria’s receipt from time to time of material, non-public information about an issuer, which may limit Cambria’s ability to trade such securities for the account of any of its clients, including the Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the Fund’s net asset value. The judgment of Cambria normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.

Repurchase agreements may be treated as loans by the SEC staff. The Fund will not enter into repurchase agreements if, as a result, the aggregate amount of the Fund’s loans would exceed 33 1/3% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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Securities Lending

The Fund may make secured loans of their portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that Cambria believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the entire risk of loss on any reinvested collateral received in connection with securities lending.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. Cambria will retain lending agents on behalf of the Fund based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees. The costs of lending securities are not reflected in the Fund’s Annual Fund Operating Expenses.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

Whenever the Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

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Subsidiary Investment Risk

The Fund intends to achieve commodity exposure through investment in its Subsidiary. The Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Subsidiary may invest in derivatives including futures, forwards, option and swap contracts, notes, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiary is not registered under the Investment Company Act. The Fund, as the sole shareholder of its Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because the Fund wholly owns and controls its Subsidiary, and the Fund and Subsidiary are managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in its Subsidiary, and the Fund’s role as the sole shareholder of its Subsidiary.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and its Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and the Fund’s shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Swap Agreements

[The Fund may enter into swap agreements, including interest rate swaps, credit default swaps, currency swaps, commodity index swaps, inflation-linked swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. In the event that the Fund acts as a protection buyer of a CDS, the Fund will cover the total amount of required premium payments plus the pre-payment penalty. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the euro). Commodity index swaps and total return swaps involve the exchange of payments based on the value of an index or total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Inflation-linked swaps are typically an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to the inflation rate at future date. Swaps agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, commodities, currencies, and interest rates without actually purchasing such commodities, currencies or securities. The Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

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Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), commodities, and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its share price. When the Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the Investment Company Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.]

Tracking an Index

The Fund is managed with a passive investment strategy, attempting to track the performance of its Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of its Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking error is the difference between the Fund’s performance from that of the Underlying Index. This may occur due to an imperfect correlation between the Fund’s holdings and those comprising the Underlying Index, pricing differences, the Fund’s holding of cash, differences in the timing of dividend accruals, changes to the Underlying Index, or the need to meet regulatory requirements. This risk is heightened during times of increased market volatility or other unusual market conditions. Further, as a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of an Underlying Index. It is also possible that for short periods of time, the Fund may not fully replicate the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary markets or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities. It is also possible that the composition of the Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio securities in order to qualify as a “regulated investment company” under the Code.

Cyber-Security Risk

The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its advisors, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

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PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which a Fund invests because such contracts generally have a remaining maturity of less than one-year.

The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of each Fund’s shares also is excluded from the calculation of the Fund’s portfolio turnover rate. As a result, each Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a fund, the higher these transaction costs borne by the fund and its long-term shareholders. Such sales may result in the realization of taxable capital gains (including short-term capital gains, which, when distributed, are generally taxed to shareholders at ordinary income tax rates).

The Funds had not commenced operations as of the date of this SAI. Accordingly, no portfolio turnover information is provided for them.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of Cambria and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of three Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of Cambria. The other Trustees are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust (the “Independent Trustees”). The fund complex includes all Funds advised by Cambria (the “Fund Complex”).

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The Trustees, their age (by year of birth), term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age (by year of birth), term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245.

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Eric Leake YOB: 1970	Trustee	Since 2013	Partner and Chief Investment Officer, Anchor Capital Management Group, Inc. (since 1996).	[ ]	Board Member, National Association of Active Investment Management (NAAIM) (2008-2010).
Dennis G. Schmal YOB: 1948	Trustee	Since 2013	Self-employed consultant (since 2003).	[ ]
Director, AssetMark (formerly Genworth) Mutual Funds (2007-present); Trustee, Grail Advisors ETF Trust (2009-2011); Director, Merriman Holdings Inc. (formerly MCF Corp.) (financial services) (2003-present); Director, Owens Realty Mortgage Inc. (real estate) (2013-present); Director and Chairman, Pacific Metrics Corporation (2005-present) (educational services); Director and Chairman, Sitoa Global (2011-2013) (e-commerce); Director, Varian Semiconductor (2004-2011); Trustee, Wells Fargo ASGI Hedge Funds (2008-present).

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Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee*
Eric W. Richardson YOB: 1966	Trustee and President of the Trust	Trustee and President since 2011.	Co-founder and Chief Executive Officer, Cambria Investment Management, L.P. (2006-present); Manager, Cambria Indices, LLC (2013 - present)	[ ]	None

*	Mr. Richardson is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in Cambria.

Officers

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Syed Umar Ehtisham YOB: 1981	Chief Compliance Officer	Since 2015
Director, Cipperman Compliance Services (2014-present); Audit Manager, E*TRADE Financial Corporation (2013-2014); Vice President: Regulatory Change Manager/Regulatory Issue Manager. (Bank of America Merrill Lynch (2010-2012).

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Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Mebane Faber YOB: 1977	Vice President	Since 2012
Co-founder and Chief Investment Officer, Cambria Investment Management, L.P. (2006-present); Manager, Cambria Indices, LLC (2013 - present); Co-founder and Writer, Alphaclone (investing research website) (2008-present).

Peter Rodriguez YOB: 1962	Principal Financial Officer	Since 2013
Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Funds Services (March 2005 to June 2006).

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Eric Leake: Mr. Leake has extensive experience in the investment management industry as a partner and chief investment officer of an investment adviser.

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Dennis G. Schmal: Mr. Schmal has extensive experience in the investment management industry, including as a member of senior management of the investment company audit practice at a large public accounting firm, as well as service on multiple boards of directors overseeing public companies, registered investment companies and private funds.

Eric W. Richardson: Mr. Richardson has extensive experience in the investment management industry, including as a portfolio manager, and a corporate and securities attorney.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Richardson is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with Cambria and its operations, while also having two-thirds of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board normally holds four regularly scheduled meetings each year, at least one of which is in person. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board considers whether its current structure is appropriate. As part of this self-assessment, the Board considers several factors, including the number of Funds overseen by the Board, their investment objectives, and the responsibilities entrusted to Cambria and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of Cambria and the Trust’s other service providers. As part of its oversight function, the Board monitors Cambria’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, Cambria, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

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The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended [April 30, 2016], the Audit Committee met [    ] times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee does not consider potential candidates for nomination identified by shareholders. During the fiscal year ended [April 30, 2016], the Nominating Committee met [    ] times.

Compensation of Trustees. The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

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The Independent Trustees are paid [$7,500] per quarter for attendance at meetings of the Board [and the Chairman of the Audit Committee receives an additional [$1,250] per quarter]. The Trust’s officers and any interested Trustees receive no compensation directly from the Trust. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The following table reflects the compensation paid to the Trustees for the fiscal year ended [April 30, 2016]:

Independent Trustees	Compensation*	Compensation Deferred*	Total Compensation from the Fund Complex Paid to Trustee*
Eric Leake	$[ ]	$[ ]	$[ ]
Dennis G. Schmal	$[ ]	$[ ]	$[ ]
Interested Trustee
Eric W. Richardson**	$0	$0	$0

*	Trustee compensation is allocated across the series of the Fund Complex on the basis of assets under management. Under the Funds’ Management Agreements, however, Cambria ultimately pays the compensation and expenses of the Trustees.

**	Mr. Richardson is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in Cambria.

Equity Ownership of Trustees. As of [December 31, 2015], the Trustees did not own any Shares of the Funds as the Funds were not operational prior to that date.

As of [December 31, 2015], none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, Cambria and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

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Proxy Voting

The Board has delegated to Cambria the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, Cambria is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. Cambria will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.

The Trust discloses its complete proxy voting record on Form N-PX annually. The Trust’s most recent Form N-PX is available without charge, upon request, by calling 855-ETF-INFO (383-4636). The Trust’s Form N-PX also is available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Cambria owns all of the initial Shares issued by the Funds prior to the commencement of investment operations and the public launch of the Funds.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Advisory Agreement

Under an investment advisory agreement between Cambria and the Trust, on behalf of each Fund (“Management Agreement”), each Fund pays Cambria a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below:

Fund	Advisory Fee
Cambria Managed Futures Strategy ETF	0.59%
Cambria Tail Risk ETF	0.59%
Cambria Risk Parity ETF	0.59%
Cambria Endowment and Family Office ETF	0.59%
Cambria Omaha ETF	0.59%
Cambria Trendfollowing ETF	0.59%
Cambria Long Short ETF	0.59%
BP Capital Long/Short MLP ETF	1.25%
Cambria Foreign Value and Momentum ETF	0.59%

Cambria manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. Cambria is a registered investment adviser under the Investment Advisers Act of 1940 and is limited partnership organized under the laws of Delaware. The address of Cambria is 2321 Rosecrans Avenue, Suite 3225, El Segundo, California 90245. Mebane Faber, Eric Richardson, Angel Reyes, IV Descendants Trust and Sofia Reyes Descendants Trust are limited partners and Cambria GP, LLC is the general partner. Cambria GP, LLC is owned by Mebane Faber and Eric Richardson. Cambria was founded in 2006 and provides investment advisory services to registered and unregistered investment companies, individuals (including high net worth individuals), pensions and charitable organizations. As of [August 27, 2015], Cambria managed approximately $[400 million].

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With respect to each Fund, except the Cambria Foreign Value and Momentum ETF, Cambria bears all of its own costs associated with providing the advisory services and all expenses of the Funds, except for the fee payment under the Management Agreement, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses. With respect to the Cambria Foreign Value and Momentum ETF, Cambria bears all of its own costs associated with providing the advisory services and all expenses of the Funds, except for the fee payment under the Management Agreement, payments under each Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to a Fund, by a majority of the outstanding Shares of the Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

The Management Agreement provides that Cambria will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable to the Trust and its shareholders only for willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement also provides that Cambria may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of a Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of any person thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement for a Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to Cambria, and by Cambria upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

Sub-Adviser

BP Capital Fund Advisors, LLC (“BP Capital” or the “Sub-Adviser”), a Delaware limited liability company which maintains its principal offices at 8117 Preston Road, Suite 260, Dallas, Texas 75225, acts as sub-adviser to the BP Capital Long/Short MLP ETF pursuant to a sub-advisory agreement between BP Capital and Cambria. [The Sub-Adviser is registered with the SEC and serves as investment adviser to other registered investment companies, including an energy fund and MLP fund.] The Sub-Adviser is affiliated with BP Capital LP, which provides some employees to the Sub-Adviser. The Sub-Adviser is primarily owned by TBP MLP Advisors Holdings LLC (which is a holding company controlled by T. Boone Pickens) and the Loftin Group LLC (which is a holding company controlled by Toby Loftin). The Sub-Adviser is responsible for the [day-to-day] management of the BP Capital Long/Short MLP ETF, and has discretion to purchase and sell securities in accordance with the Fund’s objectives, policies, and restrictions. The Adviser pays the Sub-Adviser a sub-advisory fee of [      ]% based on its of its average daily net assets for the services the Sub-Adviser provides to the BP Capital Long/Short MLP ETF.

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Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, Massachusetts 02109, serves as the Custodian and Transfer Agent of each Fund’s assets. As Custodian, BBH has agreed to: (1) make receipts and disbursements of money on behalf of a Fund, (2) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments, and (3) make periodic reports to a Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Cambria from its fees, except that the Cambria Foreign Value and Momentum ETF bears its own Custodial expenses.

As Transfer Agent, BBH has agreed to: (1) issue and redeem shares of each Fund in Creation Units, (2) make dividend and other distributions to shareholders of each Fund, (3) maintain shareholder accounts, and (4) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by Cambria from its fees.

Administrator

SEI Investments Global Funds Services (the “Administrator”), located at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Administrator, and Fund Accountant to each Fund. The Administrator provides each Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by a Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by Cambria from its fees.

Index Provider

Cambria Indices, LLC (“Index Provider”) is the index provider for each of the Index Funds. The Index Provider was formed as a Delaware limited liability company on September 23, 2013, and is in the business of developing and maintaining financial indexes, including the Underlying Indexes. The Index Provider is affiliated with Cambria because it is a wholly-owned subsidiary of Cambria.

The Index Provider has entered into an index licensing agreement (“Licensing Agreement”) with Cambria to allow Cambria’s use of the Underlying Indexes for the operation of the Index Funds. Cambria may pay licensing fees to the Index Provider from Cambria’s management fees or other resources. Cambria has, in turn, entered into a sub-licensing agreement (“Sub-Licensing Agreement”) with the Trust to allow the Index Funds to utilize the Underlying Indexes. The Index Funds do not pay fees to the Index Providers or to Cambria under the Sub-Licensing Agreement.

The Index Provider has retained an unaffiliated third party to calculate the Underlying Indexes (the “Calculation Agent”). The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain and disseminate the Underlying Indexes on a daily basis. Changes to the constituents of the Underlying Indexes made by the Index Provider or the Calculation Agent will be disclosed by the Index Provider at www.solactive.com.

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PORTFOLIO MANAGERS

Cambria. The following table provides information about the Cambria portfolio managers who have day-to-day responsibility for management of each of the Funds except BP Capital Long/Short MLP ETF. The reporting information is provided as of [April 30, 2016]:

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ millions)
Mebane Faber
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Eric Richardson
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Potential Conflicts of Interest

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. Cambria has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance, however, that these policies and procedures will be effective.

Compensation

Each portfolio manager owns an equity interest in Cambria and their compensation is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of Cambria’s clients, including the Funds and their investors, because it is in the portfolio managers’ best interests to grow the assets of its clients, including the Funds, by delivering strong performance to each. The portfolio managers may also earn a bonus each year based on the profitability of Cambria.

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BP Capital. The following table provides information about the BP Capital portfolio managers who have day-to-day responsibility for management of the BP Capital Long/Short MLP ETF. The reporting information is provided as of [April 30, 2016]:

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ millions)
Toby Loftin
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Brad Olsen
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Potential Conflicts of Interest

[To be provided by amendment.]

Compensation

[To be provided by amendment.]

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

Portfolio changes will generally be implemented through in-kind transactions for Creation Units; however, Cambria may execute brokerage transactions for a Fund and a Fund may incur brokerage commissions, particularly during the early stages of the Funds’ development or in the case of transactions involving realized losses. Also, a Fund may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case Cambria may need to execute brokerage transactions for a Fund. Generally, equity securities, including securities of underlying ETFs, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, Cambria may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of Cambria that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, Cambria believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The Funds had not commenced operations as of the date of this SAI. Accordingly, no brokerage commission information is provided for them.

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, Cambria may not select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, Cambria may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to Cambria consistent with Section 28(e) of the 1934 Act, which provides that Cambria may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as Cambria makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent Cambria obtains brokerage and research services that it otherwise would acquire at its own expense, Cambria may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.
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Cambria will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the 1934 Act. The types of products and services that Cambria may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Cambria may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to Cambria are not reduced as a result of the receipt of brokerage and research services.

In some cases Cambria may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, Cambria will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while Cambria will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Cambria faces a potential conflict of interest, but Cambria believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

For the fiscal year ended [April 30, 2016], the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to Cambria.

Brokerage with Fund Affiliates

Although not expected, the Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, Cambria, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

For the fiscal year ended [April 30, 2016], the Funds did not pay any commissions to affiliated broker-dealers.

Securities of “Regular Broker-Dealers”

The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the Investment Company Act) (or the parent of the regular broker-dealers) that the Funds may hold at the close of their most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. For the fiscal year ended [April 30, 2016], the Funds did not hold any securities of their “regular brokers and dealers.”
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THE DISTRIBUTOR

The Distributor is SEI Investments Distribution Co. (the “Distributor”), 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”). In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that Cambria may use its legitimate profits to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. Cambria may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund because they would be paid on an ongoing basis. If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. The Plan is a compensation plan, which means that, if the Plan were activated, the Distributor would be compensated regardless of its expenses, as opposed to a reimbursement plan which would reimburse only for expenses incurred.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b‑1 Trustees or by an Investment Company Act majority vote of the outstanding shares.
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Payments to Financial Intermediaries.

A Fund, at its own expense, may pay additional compensation to financial intermediaries for shareholder-related services, including administrative, recordkeeping and shareholder communication services. In addition, pursuant to any applicable 12b-1 plan, the Fund may pay compensation to financial intermediaries for distribution-related services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for distribution activities and for providing services that would otherwise be provided by the Fund's transfer agent and/or administrator.

Cambria or another affiliate of the Funds, out of its own resources and not as an expense of the Funds, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as "revenue sharing." Compensation received by a financial intermediary from Cambria or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds.

Any compensation received by a financial intermediary, whether from the Funds or their affiliates, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of the Fund over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

[                                        ], [                                                      ], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Legal Counsel

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.
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ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on September 9, 2011 and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series. [Currently, the Trust consists of five actively managed series--the Cambria Global Income and Currency Strategies ETF, the Cambria Shareholder Yield ETF, the Cambria Sovereign High Yield Bond ETF, Cambria Global Momentum ETF, and Cambria Value and Momentum ETF--and four series that are passively managed and seek investment results that correspond (before fees and expenses) generally to the price and yield performance of their respective Underlying Index--the Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Global Value ETF and Cambria Global Asset Allocation ETF. Only the Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF and Cambria Global Asset Allocation ETF had commenced operations as of the date of this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.]

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of a Fund, the Trust will call a meeting of shareholders of the relevant Fund. Shareholders holding two-thirds of Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the value of an investor’s investment in the Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
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DTC acts as Securities Depository for Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
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TRANSACTIONS IN CREATION UNITS

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units. Shares of the Funds will only be issued against full payment, as further described in the Prospectus and this SAI.

A Creation Unit is an aggregation of 50,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by Cambria to be in the best interest of the Fund. Because any short positions in the Fund’s portfolio cannot be transferred in-kind, they will be represented by cash in the Cash Component and not in the In-Kind Creation Basket.

The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to a Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, a Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.
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The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit.

The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of the Funds until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by Cambria are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Cash in lieu. A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. A Fund may permit or require cash in lieu:

(a) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c) TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Deposit instruments;

(d) to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund's portfolio; or

(e) for temporary periods, to effect changes in the Fund's portfolio as a result of the rebalancing of its Underlying Index.

In addition, purchases of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a) to the extent there is a Balancing Amount;
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(b) if, on a given Business Day, the Fund announces before the open of trading that all purchases or all purchases and redemptions on that day will be made entirely in cash;

(c) if, upon receiving a purchase order from an Authorized Participant, the Fund determines to require the purchase to be made entirely in cash;

(d) if, on a given Business Day, the Fund requires all Authorized Participants purchasing Shares on that day to deposit cash in lieu of some or all of the Fund Deposit instruments solely because:

(i) such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii) in the case of the Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances;

(e) if the Fund permits an Authorized Participant to deposit cash in lieu of some or all of the Fund Deposit instruments because such instruments are not available in sufficient quantity; or

(f) if the Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to deposit cash in lieu of some or all of the Fund Deposit instruments because such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash in lieu are considered to be “custom orders.”

Order Cut-Off Time. For an order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”). The Order Cut-Off Time for creation and redemption orders for the Funds is generally expected to be 4:00 p.m. Eastern time for In-Kind Creation and Redemption Baskets, and 3:00 p.m. Eastern time for Cash Value transactions. Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in a Fund Deposit or Fund Redemption in lieu of such security. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on a Fund’s NAV on that Business Day.

In all cases, cash and securities should be transferred to a Fund by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the third Business Day following the Transmittal Date for securities. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.
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Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for the Funds may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.

Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date. The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Except as provided in Appendix C, the delivery of Creation Units so created will occur no later than the third Business Day following the day on which the order is deemed received by the Distributor. Authorized Participants that submit a canceled order will be liable to a Fund for any losses resulting therefrom.
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Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify Cambria and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by a Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to a Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee.

While, as stated above, Creation Units are generally delivered no later than the third Business Day following the day on which the order is deemed received by the Distributor, as discussed in Appendix C, each Fund that invests in foreign securities may settle Creation Unit transactions on a basis other than the one described above in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of a Fund; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the Fund Deposit would have adverse tax consequences to a Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, a Fund or Cambria, have an adverse effect on the Trust, a Fund or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Cambria make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Cambria, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. A Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of a Fund’s NAV, a Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than the third Business Day following the Transmittal Date for securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to a Fund’s account at the applicable sub-custodian(s), the Distributor and Cambria shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.
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Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 115% of the market value, as adjusted from time to time by Cambria, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to a Fund for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 115% (as adjusted by Cambria) of the daily marked-to-market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to a Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors will be required to pay to the Trust a Transaction Fee as follows:

Fund	Standard Transaction Fee	Variable Charge
Cambria Managed Futures Strategy ETF	$[ ]*	[Up to 2.0%/None]
Cambria Tail Risk ETF	$[ ]*	[Up to 2.0%/None]
Cambria Risk Parity ETF	$[ ]*	[Up to 2.0%/None]
Cambria Endowment and Family Office ETF	$[ ]*	[Up to 2.0%/None]
Cambria Omaha ETF	$[ ]*	[Up to 2.0%/None]
Cambria Trendfollowing ETF	$[ ]*	[Up to 2.0%/None]
Cambria Long Short ETF	$[ ]*	[Up to 2.0%/None]
BP Capital Long/Short MLP ETF	$[ ]*	[Up to 2.0%/None]
Cambria Foreign Value and Momentum ETF	$[ ]*	[Up to 2.0%/None]
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*	The Transaction Fee may be higher for transactions outside the Clearing Process.

The Standard Transaction Fee applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the table above, certain Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to 2% including the standard Transaction Fee. With cash received from the variable charge, Cambria will purchase the necessary securities for the Fund’s portfolio and return any unused portion thereof to the investor. The Transaction Fee for redemptions of Creation Units will not exceed 2% of the value of the Creation Unit(s) redeemed.

Cambria may adjust the Transaction Fee from time to time. The Standard Creation/Redemption Transaction Fee is based, in part, on the number of holdings in a Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings increase. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees.

Redeeming Creation Units

Fund Redemptions. Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or an all cash payment (“Cash Value”), in all instances equal to the value of a Creation Unit. Because short positions cannot be transferred in kind, however, any short positions in a Fund’s portfolio will be represented by cash in the Cash Redemption Amount and not in the In-Kind Redemption Basket.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, a Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to a Fund.

The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by Cambria or the Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.
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In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions for the Funds may be subject to a variable charge, as explained above. If applicable, information about the Cash Value will be made available by Cambria or the Transfer Agent.

From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash in lieu. A Fund may, in its sole discretion, permit or require the substitution of an amount of cash to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. A Fund may permit or require cash in lieu:

(a) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c) TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Redemption instruments;

(d) to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund's portfolio; or

(e) for temporary periods, to effect changes in the Fund's portfolio as a result of the rebalancing of its Underlying Index.

In addition, redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a) to the extent there is a Balancing Amount;

(b) if, on a given Business Day, the Fund announces before the open of trading that all redemptions or all purchases and redemptions on that day will be made entirely in cash;

(c) if, upon receiving a redemption order from an Authorized Participant, the Fund determines to require the redemption to be made entirely in cash;

(d) if, on a given Business Day, the Fund requires all Authorized Participants redeeming Shares on that day to receive cash in lieu of some or all of the Fund Redemption instruments solely because:
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(i) such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii) in the case of the Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(f) if the Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to receive cash in lieu of some or all of the Fund Redemption instruments because:

(i) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or

(ii) a holder of Shares of the Fund’s foreign holdings would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind.

Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All redemption orders involving cash in lieu are considered to be “custom redemptions.”

Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.

An Authorized Participant submitting a redemption order is deemed to represent to a Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. A Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by a Fund.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.
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Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify Cambria and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.

The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Delivery of Redemption Basket. Once a Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
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In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method. When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees.

Settlement of Foreign Securities and Regular Foreign Holidays

[The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of the Transmittal Date (“T”) plus three Business Days (i.e., days on which the national securities exchange is open) (“T+3”). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. Given that foreign securities settle in accordance with the normal rules of settlement of such securities in the applicable foreign market, coupled with foreign market holiday schedules, the Settlement Date may be up to 14 calendar days after the Transmittal Date in certain circumstances.]

The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

Because the Funds’ portfolio securities may trade on days that the Funds’ Exchange is closed or on days that are not Business Days for the Funds, Authorized Participants may not be able to redeem their Shares, or to purchase and sell Shares on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant non-U.S. markets.

A schedule of regular foreign holidays applicable to the Funds is included in Appendix C.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. A Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding. For further information, see the “Net Asset Value” section of the Prospectus, which is incorporated by reference here.
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TAXATION

The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each Fund is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. Such qualification generally relieves each Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates for non-corporate shareholders and for the dividends received deduction available in some circumstances to corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough and cannot be remedied, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to at least 98% of their ordinary taxable income and 98.2% of their capital gain net income (excess of capital gains over capital losses), if any. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Any market discount recognized by the Funds on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments that may be engaged in by a Fund and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. These gains or losses increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of that Fund’s net capital gain. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and that are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.
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Certain foreign currency contracts are considered “Section 1256 contracts” for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

Any forward contract or other position entered into or held by a Fund in conjunction with any other position held by that Fund may constitute a “straddle” for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Distributions from a Fund’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Certain income distributions paid by a Fund to individual taxpayers are taxed at rates applicable to net long-term capital gains. This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by a Fund itself. For this purpose, “qualified dividend income” means dividends received by a Fund from United States corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. Distributions reinvested in additional Shares of the Funds through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.
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If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares. The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her Shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% (or 20% for taxpayers with taxable income exceeding certain thresholds). The Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction or as qualified dividend income.

An investor also should be aware that the benefits of the reduced tax rate applicable to long-term capital gains may be impacted by the application of the alternative minimum tax to individual shareholders.

Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a U.S. federal Medicare contribution tax of 3.8 percent. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Any taxable dividends paid by a Fund, and gain realized on redemption of Fund shares, will constitute investment income of the type subject to this tax.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Investment income received by the Funds from sources within foreign countries and gains they realize on the disposition of foreign securities may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Funds’ assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign issuers, that Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by that Fund. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by that Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against federal income taxes. You may be subject to rules that limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by the Fund in which you invest.
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The Funds will be required in certain cases to impose “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Funds when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.” Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the transferred securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Except as described below, dividends paid by a Fund to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and net short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, withholding tax will not apply to any distributions to a non-U.S. Shareholder of net long-term capital gains over net short-term capital loss or upon such a shareholder’s sale or other disposition of Shares. For taxable years beginning on or before December 31, 2014, withholding tax also did not apply to “interest-related dividends” and “short-term capital gain” dividends. It is possible that legislation will be enacted extending this exemption to later periods.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax of 30% will apply to (1) payments to certain foreign entities of U.S.-source dividends and (2) the gross proceeds paid after December 31, 2016, from dispositions of shares that produce U.S.-source dividends, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of a Fund’s common shares.

FINANCIAL STATEMENTS

The Funds’ audited financial statements, when available, will be incorporated by reference into this SAI.
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Appendix A

Proxy Voting Policies and Procedures for the Trust

CAMBRIA INVESTMENT MANAGEMENT, L.P.

Proxy Voting Policy

A.	Discretionary Accounts.

The Firm instructs each custodian for a Discretionary Account to deliver to the Firm all proxy solicitation materials that the custodian receives for that Discretionary Account. The Firm reviews the securities held in its Discretionary Accounts on a regular basis to confirm that the Firm receives copies of all proxy solicitation materials concerning such securities. The Firm marks each proxy solicitation with the date it is received by the Firm.

For each Client Account that is a registered investment company (such as the Funds), the Firm votes all proxies after carefully considering proxy solicitation materials and other available facts, except when it abstains from voting as described below. The CCO makes all voting decisions on behalf of a Discretionary Account based solely on the CCO’s determination of the best interests of that Discretionary Account. The Firm uses reasonable efforts to respond to each proxy solicitation by the deadline for such response.

For all other Client Accounts, the Firm decides whether to vote a proxy on behalf of its Discretionary Accounts after considering whether the proposal will have a material effect on the Firm’s investment strategy for Discretionary Accounts. This analysis typically leads the Firm to determine not to vote proxies.

The CCO may designate an appropriate Employee to be responsible for insuring that all proxy statements are received and that the Firm responds to them in a timely manner.

1. Company Information. If the Firm is considering voting a proxy, it reviews all proxy solicitation materials it receives concerning securities held in a Discretionary Account. The Firm evaluates all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when the Firm considers it appropriate and when it is reasonably available.

2. Proxy Voting Policies.

a. Guidelines. The Firm follows any proxy voting guidelines and procedures provided by Client Accounts for which the Firm votes proxies (such as the Funds). If no guideline exists for a particular vote, the Firm votes FOR a proposal when it believes that the proposal serves the best interests of the Discretionary Account whose proxy is solicited because, on balance, the following factors predominate:

(i) If adopted, the proposal would have a positive economic effect on shareholder value;

(ii) If adopted, the proposal would pose no threat to existing rights of shareholders;

(iii) The dilution, if any, of existing shares that would result from adoption of the proposal is warranted by the benefits of the proposal; and

(iv) If adopted, the proposal would not limit or impair the accountability of management and the board of directors to shareholders.

b. The Firm votes AGAINST a proposal if it believes that, on balance, the following factors predominate:

(i) If adopted, the proposal would have an adverse economic effect on shareholder value;

(ii) I adopted, the proposal would limit the rights of shareholders in a manner or to an extent that is not warranted by the benefits of adoption of the proposal;

(iii) If adopted, the proposal would cause significant dilution of shares that is not warranted by the benefits of the proposal;

(iv) If adopted, the proposal would limit or impair accountability of management or the board of directors to shareholders; or

(v) The proposal is a shareholder initiative that the Firm believes wastes time and resources of the company or reflects the grievance of one individual.

c. Abstentions. The Firm abstains from voting proxies when it believes that it is appropriate. Usually, this occurs when the Firm believes that a proposal holds negative but nonquantifiable implications for shareholder value but may express a legitimate concern or, for accounts other than registered investment companies (such as the Funds), when the Firm believes that a proposal will not have a material effect on the Firm’s investment strategy for Discretionary Accounts.

3. Conflicts of Interest. Due to the size and nature of the Firm’s operations and the Firm’s limited affiliations in the securities industry, the Firm does not expect that material conflicts of interest will arise between the Firm and a Discretionary Account over proxy voting. The Firm recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Firm or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. If a material conflict of interest arises, the Firm will vote all proxies in accordance with Part VI.A.2. The Firm will not place its own interests ahead of the interests of its Discretionary Accounts in voting proxies.

If the Firm determines that the proxy voting policies in Part VI.A.2 do not adequately address a material conflict of interest related to a proxy, it will provide the affected Client Account with copies of all proxy solicitation materials that the Firm receives with respect to that proxy, notify that Client Account of the actual or potential conflict of interest and of the Firm’s intended response to the proxy request (which response will be in accordance with the policies set forth in Part VI.A.2(b)), and request that the Client Account consent to the Firm’s intended response. If the Client Account consents to the Firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, the Firm will vote the proxy as described in the notice. If the Client Account objects to the intended response, the Firm will vote the proxy as directed by the Client Account.

4. Shareholder Proposals by the Firm. The Firm may submit a shareholder proposal on behalf of an Investment Fund only if permitted by the Investment Fund’s governing documents or by agreement between the Firm and the Investment Fund and if the Firm believes that the proposal would provide a substantial overall benefit to the Investment Fund. The Firm will submit a shareholder proposal on behalf of any other Discretionary Account only at the request of the Discretionary Account or with that Discretionary Account’s prior written consent. The Firm will vote any shares in a Discretionary Account on behalf of a proposal submitted by the Firm in accordance with Part VI.A.2, unless otherwise directed by the Discretionary Account.

5. Disclosures to Clients. The Firm includes in Part 2A of its Form ADV (1) a summary of these policies and procedures relating to proxy voting, (2) an offer to provide a copy of such policies and procedures to clients on request, and (3) information concerning how a client may obtain a report summarizing how the Firm voted proxies on behalf of such client. At the request of a Client Account or Investor (other than a Client Account that is a registered investment company under the ICA (a “Registered Fund”)), the Firm provides that Client Account or Investor with a copy of this Part VI and a report summarizing all proxy solicitations the Firm received with respect to that Client Account during the period requested and action taken by the Firm on each such proxy. Regarding the proxy votes in respect of the portfolio securities in a Registered Fund, the Firm will provide that Registered Fund with the information required to be disclosed by that Registered Fund pursuant to Rule 30b1-4 of the ICA and SEC Form N-PX promulgated thereunder, including:

a.	The name of the issuer of the portfolio security;

b.	The exchange ticker symbol of the portfolio security;

c.	The CUSIP number for the portfolio security (unless not available through reasonable practical means, e.g., in the case of certain foreign issuers);

d.	The shareholder meeting date;

e.	A brief identification of the matter voted on;

f.	Whether the matter was proposed by the issuer or by a security holder;

g.	Whether the Firm cast its vote on the matter;

h.	How the Firm cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.	Whether the Firm cast its vote for or against management.

B.	Non-Discretionary Accounts.

The Firm promptly forwards any proxy solicitation materials concerning securities held in a Non-Discretionary Account that the Firm receives at least five business days before the applicable proxy voting deadline to the appropriate Client Account. The Firm votes any such proxy as directed by that Client Account. At a Client Account’s request, the Firm may, but is not obligated to, advise that Client Account with respect to voting any proxy. The Firm does not provide advice concerning the voting of any proxy to any Client Account unless such advice is first approved by the CCO.

C.	Records.

See Part VII.B regarding records that the Firm must maintain relating to these proxy voting policies and procedures.

Appendix B

Description Of Securities Ratings

Corporate and Municipal Long-Term Bond Ratings

Standard & Poor's ("S&P") Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P's long-term corporate and municipal bond ratings have been published by Standard & Poor's Financial Service LLC.

AAA - An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but Standard & Poor's expects default to be a virtual certainty, regardless of the anticipated time to default.

C - An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D - An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Plus (+) or Minus (-) - The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Moody's Investors Service, Inc. ("Moody's") Long-Term Corporate Bond Ratings:

The following descriptions of Moody's long-term corporate bond ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody's long-term municipal bond ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

Aaa - Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa - Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A - Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa - Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba - Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B - Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa - Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca - Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C - Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Modifiers: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings Ltd. ("Fitch") Corporate Bond Ratings:

The following descriptions of Fitch's long-term corporate bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. 'B' ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk ("IDR") in the ranges 'BB' to 'C'. For issuers with an IDR below 'B', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'B', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of 'RR1' (outstanding recovery prospects given default).

CCC - Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'. For issuers with an IDR below 'CCC', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'CCC', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of 'RR2' (superior recovery prospects given default).

CC - Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'. For issuers with an IDR below 'CC', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'CC', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of 'RR3' (good recovery prospects given default).

C - Exceptionally high levels of credit risk. 'C' indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of 'RR4' (average recovery prospects given default), 'RR5' (below average recovery prospects given default) or 'RR6' (poor recovery prospects given default).

Defaulted obligations typically are not assigned 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'B'.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's Municipal Bond Long-Term Ratings:

The following descriptions of Fitch's long-term municipal bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B - Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Substantial credit risk. 'CCC' ratings indicate that default is a real possibility.

CC - Very high levels of credit risk. 'CC' ratings indicate default of some kind appears probable.

C - Exceptionally high levels of credit risk. 'C' ratings indicate default appears imminent or inevitable.

D - Default. 'D' ratings indicate a default. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•	the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults - "Imminent" default, categorized under 'C', typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the 'C' category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency's opinion, irreversible "writedown" of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of 'D' will be assigned to the instrument. Where the agency believes the "writedown" may prove to be temporary (and the loss may be "written up" again in future if and when performance improves), then a credit rating of 'C' will typically be assigned. Should the "writedown" then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the "writedown" later be deemed as irreversible, the credit rating will be lowered to 'D'.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

Plus (+) or Minus (-) - The modifiers "+" or "-"may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term Rating category, or to Long-Term Rating categories below 'B'.

Municipal Short-Term Bond Ratings

S&P's Municipal Short-Term Bond Ratings:

The following descriptions of S&P's short-term municipal ratings have been published by Standard & Poor's Financial Service LLC.

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings:

The following descriptions of Moody's short-term municipal ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch's Short-Term Credit Ratings:

The following descriptions of Fitch's short-term credit ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Short-Term Credit Ratings

S&P's Short-Term Credit Ratings:

The following descriptions of S&P's short-term credit ratings have been published by Standard & Poor's Financial Service LLC.

A-1 - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Dual Ratings - S&P assigns "dual" ratings to all debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').

Moody's Short-Term Ratings:

The following descriptions of Moody's short-term credit ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch's Short-Term Ratings:

The following descriptions of Fitch's short-term credit ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Appendix C

Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities no later than the third Business Day following the day on which the order is deemed received by the Distributor. The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than the one just described in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds investing in foreign securities during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the applicable Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2016 are:

2016

Australia
January 1	April 12	August 1	December 26
January 26	April 25	August 17	December 27
March 7	May 2	September 26	December 28
March 8	May 16	October 3	December 30
March 14	June 6	November 1
March 25	June 13	November 2
March 28	June 14	December 23

Austria
January 1	May 5	October 26	December 30
January 6	May 16	November 1
March 25	May 26	December 8
March 28	August 15	December 26

Belgium
January 1	May 5	July 21	November 11
March 25	May 6	August 15	December 26
March 28	May 16	November 1

Denmark
January 1	March 28	May 6
March 24	April 22	May 16
March 25	May 5	December 26

Finland
January 1	March 25	May 5	December 6
January 6	March 28	June 24	December 26

France
January 1	May 16	July 15	November 11
March 25	May 20	August 15	December 26
March 28	May 31	October 31
May 5	July 14	November 1

Germany
January 1	March 28	August 15	December 30
January 6	May 5	October 3
February 8	May 16	November 1
March 25	May 26	December 26

Greece
January 1	February 8	March 28	August 15
January 6	March 25	May 16	December 26

Hong Kong
January 1	March 25	June 9	December 26
February 8	March 28	July 1	December 27
February 9	April 4	September 16
February 10	May 2	October 10

Ireland
January 1	May 2	December 23	December 30
March 17	June 6	December 26
March 25	August 1	December 27
March 28	October 31	December 28

Italy
January 1	March 28	June 9	December 8
January 6	April 25	August 15	December 26
March 25	June 2	November 1

Japan
January 1	April 29	July 18	October 10
January 11	May 3	August 11	November 3
February 11	May 4	September 19	November 23
March 21	May 5	September 22	December 23

The Netherlands
January 1	March 28	May 5	May 16
March 25	April 27	May 12	December 26

New Zealand
January 1	March 24	June 6	December 27
January 4	March 25	October 24	December 30
January 25	March 28	December 23
February 1	April 25	December 26

Norway
January 1	March 25	May 16
March 23	March 28	May 17
March 24	May 5	December 26

Portugal
January 1	April 25	August 15	December 8
February 9	May 26	October 5	December 26
March 25	June 10	November 1
March 28	June 13	December 1

Singapore
January 1	May 2	July 7	October 29
February 8	May 21	August 9	October 31
February 9	May 23	September 12	December 26
March 25	July 6	September 13

South Korea
January 1	March 1	June 6	October 3
January 4	April 5	August 15	November 10
February 8	April 13	September 14	December 30
February 9	April 14	September 15
February 10	May 5	September 16

Spain
January 1	April 8	July 25	November 1
January 6	April 12	August 15	November 9
March 24	May 2	August 16	December 6
March 25	May 3	September 9	December 8
March 28	May 26	October 12	December 26

Sweden
January 1	March 24	May 4	June 24
January 5	March 25	May 5	November 4
January 6	March 28	June 6	December 26

Switzerland
January 1	May 5	August 1	December 8
January 6	May 16	August 15	December 26
March 25	May 26	September 8
March 28	June 29	November 1

The United Kingdom
January 1	May 2	December 23	December 30
March 25	May 30	December 26
March 28	August 29	December 27

Redemption: The longest redemption cycle for the Funds is a function of the longest redemption cycle among the countries whose stocks are held by a Fund.

In calendar year 2016, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for the Funds as follows:

2016
Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	12/23/15	01/04/16	12
	12/20/16	12/29/16	9
	12/21/16	01/02/17	12
	12/22/16	01/03/17	12
Hong Kong	02/03/16	02/11/16	8
	02/04/16	02/12/16	8
	02/05/16	02/15/16	10
Ireland	12/21/16	12/29/16	8
	12/22/16	01/02/17	11
Japan	04/27/16	05/06/16	9
	04/28/16	05/09/16	11
	05/02/16	05/10/16	8

Country	Trade Date	Settlement Date	Number of Days to Settle
New Zealand	03/21/16	03/29/16	8
	03/22/16	03/30/16	8
	03/23/16	03/31/16	8
	12/20/16	12/28/16	8
	12/21/16	12/29/16	8
	12/22/16	01/02/17	11
Norway	03/21/16	03/29/16	8
	03/22/16	03/30/16	8
Sweden	12/30/15	01/07/16	8

CAMBRIA ETF TRUST

PART C

Item 28. Exhibits.

(a)	(i)	Certificate of Trust. (Incorporated by reference to Registrant’s initial registration statement filed on April 23, 2012)

	(ii)	Trust Instrument. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s registration statement filed on March 4, 2014)

(b)		By-laws. (Incorporated by reference to Registrant’s initial registration statement filed on April 23, 2012)

(c)		Trust Instrument, Articles IV, V, and VI, and By-Laws, Articles V, VI, VII and VIII.

(d)	(i)
Investment Advisory Agreement dated April 29, 2013 between Registrant and Cambria Investment Management, L.P. with respect to the Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Sovereign High Yield Bond ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF and Cambria Global Asset Allocation ETF. (Incorporated by reference to Post-Effective Amendment No. 5 to Registrant’s registration statement filed on November 21, 2013)

(ii)
Revised Appendix A to the Investment Advisory Agreement dated April 29, 2013 between Registrant and Cambria Investment Management, L.P. with respect to the Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Sovereign High Yield Bond ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF and Cambria Global Asset Allocation ETF. (Incorporated by reference to Post-Effective Amendment No. 17 to Registrant’s registration statement filed on June 29, 2015)

(iii)
Investment Advisory Agreement dated March 3, 2014 between Registrant and Cambria Investment Management, L.P. with respect to the Cambria Emerging Shareholder Yield ETF and the Cambria Global Value ETF. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s registration statement filed on March 4, 2014)

(iv)
Revised Appendix A to the Investment Advisory Agreement dated March 3, 2014 between Registrant and Cambria Investment Management, L.P. with respect to the Cambria Emerging Shareholder Yield ETF and the Cambria Global Value ETF. (Incorporated by reference to Post-Effective Amendment No. 17 to Registrant’s registration statement filed on June 29, 2015)

(v)
Investment Advisory Agreement between Registrant and Cambria Investment Management, L.P. with respect to the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF. (To be filed by amendment)

	(vi)	Investment Sub-Advisory Agreement between Registrant and BP Capital Fund Advisors, LLC with respect to the BP Capital Long/Short MLP ETF. (To be filed by amendment)

(e)	(i)	Distribution Agreement between Registrant and SEI Investments Distribution Co. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on May 2, 2013)

(ii)
Amendment No. 1 to the Distribution Agreement between Registrant and SEI Investments Distribution Co. (Incorporated by reference to Post-Effective Amendment No. 12 to Registrant’s registration statement filed on August 27, 2014)

(iii)
Revised Schedule A to the Distribution Agreement between Registrant and SEI Investments Distribution Co. (Incorporated by reference to Post-Effective Amendment No. 15 to Registrant’s registration statement filed on November 24, 2014)

(iv)
Revised Schedule A to the Distribution Agreement between Registrant and SEI Investments Distribution Co., reflecting the addition of the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF. (To be filed by amendment)

	(v)	Form of Authorized Participant Agreement. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on May 2, 2013)

(f)		Bonus, profit sharing or pension plans. (Not applicable)

(g)
Form of Custodian and Transfer Agent Agreement between Registrant and Brown Brothers Harriman & Co. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on May 2, 2013)

(h)	(i)
Administration Agreement between Registrant and SEI Investments Global Funds Services (Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on May 2, 2013)

(ii)
Revised Schedule I to the Administration Agreement between Registrant and SEI Investments Global Funds Services. (Incorporated by reference to Post-Effective Amendment No. 15 to Registrant’s registration statement filed on November 24, 2014)

(iii)
Revised Schedule I to the Administration Agreement between Registrant and SEI Investments Global Funds Services, reflecting the addition of the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF. (To be filed by amendment)

(i)	(i)
Opinion and Consent of K&L Gates LLP with respect to the Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Global Momentum ETF, Cambria Global Value ETF, Cambria Sovereign High Yield Bond ETF, Cambria Value and Momentum ETF, and Cambria Global Asset Allocation ETF. (Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s registration statement filed on August 27, 2015)

(ii)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF. (To be filed by amendment)

(j)		Not applicable.

(k)		Not applicable.

(l)		Letter of Investment Intent. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on May 2, 2013)

(m)	(i)	12b-1 Distribution and Service. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on May 2, 2013)

	(ii)	Revised Schedule A to the 12b-1 Distribution and Service. (Incorporated by reference to Post-Effective Amendment No. 15 to Registrant’s registration statement filed on November 24, 2014)

(iii)
Revised Schedule A to the 12b-1 Distribution and Service, reflecting the addition of the Cambria Managed Futures Strategy ETF, Cambria Tail Risk ETF, Cambria Risk Parity ETF, Cambria Endowment and Family Office ETF, Cambria Omaha ETF, Cambria Trendfollowing ETF, Cambria Long Short ETF, BP Capital Long/Short MLP ETF, and Cambria Foreign Value and Momentum ETF. (To be filed by amendment)

(n)		Not applicable.

(o)		Reserved.

(p)	(i)	Code of Ethics of Registrant. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on May 2, 2013)

	(ii)	Code of Ethics of Cambria Investment Management, L.P. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on May 2, 2013)

	(iii)	Code of Ethics of BP Capital Fund Advisors, LLC. (To be filed by amendment)

(q)		Powers of Attorney for Messrs. Leake, Schmal, Richardson, and Rodriguez dated March 8, 2016 (Filed herewith)

Item 29. Persons Controlled by or Under Common Control with the Fund.

Upon the commencement of operations of the Cambria Managed Futures Strategy ETF, the Registrant will own 100% of the [Cambria Managed Futures Strategy CFC], an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

Item 30. Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to an Trust Instrument dated as of September 9, 2011 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended. The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 2 and 3 of the Registrant’s Trust Instrument provide as follows:

Section 2.          INDEMNIFICATION.

(a)        Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii) as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)        No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)        To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)        Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.          INDEMNIFICATION OF SHAREHOLDERS.

If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Section 9 of each Investment Advisory Agreement between the Registrant and Cambria Investment Management, L.P. provides:

(a)        Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust. Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, director, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of Adviser even though paid by it.

(b)        Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the Trust and its assets. Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust. Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c)        Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d)        Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 8 of the Distribution Agreement between the Registrant and SEI Investments Distribution Co. provides, in part:

8.01      Indemnification of Distributor. The Company agrees to indemnify, defend and hold harmless, the Distributor, each of its directors, officers, principals, representatives, employees and each person, if any, who controls, is controlled by or is under common control with, the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnified Parties”) from and against any and all losses, claims, damages or liabilities, joint or several, whatsoever (including any investigation, legal or other expenses incurred in connection with, and any amount paid in settlement of, any action, suit or proceeding or any claim asserted) to which the Distributor Indemnified Parties may become subject, arising out of or based upon (i) any untrue statement or alleged untrue statement of a material fact contained in any Prospectus or any document incorporated by reference therein or filed as an exhibit thereto, or any marketing literature or materials distributed on behalf of the Company with respect to the securities covered by the Prospectus (the “Covered Documents”) or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading, and will reimburse the Distributor for any legal or other expenses reasonably incurred by the Distributor in connection with investigating or defending any such action or claim as such expenses are incurred and (ii) any breach of any representation, warranty or covenant made by the Company in this Agreement; provided, however, that the Company shall not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Covered Documents in reliance upon and in conformity with written information furnished to the Company by the Distributor expressly for use therein; and provided further that the Distributor shall not be entitled to indemnification from the Company or protected from liability under the Agreement related to any claim directly caused by Distributor’s, or its delegates’ gross negligence, bad faith, fraud, willful misconduct or criminal misconduct in the performance of the services hereunder.

8.04      Contribution. If the indemnification provided for in this Section 8 is insufficient or unavailable to any Indemnified Party under this Section 8 in respect of any losses, claims, damages, liabilities or expenses referred to therein, then the indemnifying party, in lieu of indemnifying such Indemnified Party hereunder, shall contribute to the amount paid or payable by damages, liabilities or expenses in such proportion as is appropriate to reflect the relative benefits received by the Company on the one hand and the Distributor on the other from the offering of the Shares. If, however, the allocation provided by the immediately preceding sentence is not permitted by applicable law or if the Indemnified Party failed to give the notice required under Section 8.3(a), above, then each indemnifying party shall contribute to such amount paid or payable by such Indemnified Party in such proportion as is appropriate to reflect not only such relative benefits but also the relative fault of the Company on the one hand and the Distributor on the other in connection with the statements or omissions which resulted in such losses, claims, damages or liabilities (or actions in respect thereof), as well as any other relevant equitable considerations. The relative benefits received by the Company on the one hand and the Distributor on the other shall be deemed to be in the same proportion as the amount of gross proceeds received by the Company from the offering of the Shares under this Agreement (expressed in dollars) bears to the net proceeds received by the Distributor under this Agreement. The relative fault shall be determined by reference to, among other things, whether if applicable, any untrue or alleged untrue statement of a material fact or the omission or alleged omission to state a material fact relates to information supplied by the Company on the one hand or the Distributor on the other and the parties’ relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission. The Company and the Distributor agree that it would not be just and equitable if contributions pursuant to this Section 8.4 were determined by pro rata allocation or by any other method of allocation which does not take account of the equitable considerations referred to herein. The amount paid or payable by an Indemnified Party as a result of the losses, claims, damages or liabilities (or actions in respect thereof) referred to above shall be deemed to include any legal or other expenses reasonably incurred by such Indemnified Party in connection with investigating or defending any such action or claim. No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation.

8.05      Consequential Damages. In no event and under no circumstances will either party to this Agreement be liable to anyone, including, without limitation, the other party, for consequential damages for any act or failure to act under any provision of this Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Advisor.

Reference is made to the caption “Fund Management” in the Prospectus constituting Part A that is included in this Registration Statement and “Management of the Funds” in the Statement of Additional Information constituting Part B that is included in this Registration Statement.

The information as to the directors and executive officers of Cambria Investment Management, L.P. (formerly known as Cambria Investment Management, Inc.) is set forth in Cambria Investment Management L.P.’s Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-71786), and is incorporated herein by reference.

The information as to the directors and executive officers of BP Capital Fund Advisors, LLC is set forth in BP Capital Fund Advisors, LLC’s Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-78461), and is incorporated herein by reference.

Item 32. Principal Underwriters.

(a)        The sole principal underwriter for each Fund is SEI Investments Distribution Co., which acts as distributor for the Registrant and the following other funds:

1)	SEI Daily Income Trust
2)	SEI Liquid Asset Trust
3)	SEI Tax Exempt Trust
4)	SEI Institutional Managed Trust
5)	SEI Institutional International Trust

6)	The Advisors' Inner Circle Fund
7)	The Advisors' Inner Circle Fund II
8)	Bishop Street Funds
9)	SEI Asset Allocation Trust
10)	SEI Institutional Investments Trust
11)	City National Rochdale Funds (f/k/a CNI Charter Funds)
12)	Causeway Capital Management Trust
13)	ProShares Trust
14)	Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)
15)	SEI Alpha Strategy Portfolios, LP
16)	TD Asset Management USA Funds
17)	SEI Structured Credit Fund, LP
18)	Wilshire Mutual Funds, Inc.
19)	Wilshire Variable Insurance Trust
20)	Global X Funds
21)	ProShares Trust II
22)	Exchange Traded Concepts Trust (f/k/a FaithShares Trust)
23)	Schwab Strategic Trust
24)	RiverPark Funds Trust
25)	Adviser Managed Trust Fund
26)	Huntington Strategy Shares
27)	New Covenant Funds
28)	Cambria ETF Trust
29)	Highland Funds I (f/k/a Pyxis Funds I)
30)	KraneShares Trust
31)	LocalShares Investment Trust
32)	SEI Insurance Products Trust
33)	The KP Funds
34)	The Advisors’ Inner Circle Fund III
35)	J.P. Morgan Exchange-Traded Fund Trust
36)	O’Connor EQUUS
37)	Winton Series Trust
38)	SEI Catholic Values Trust
39)	SEI Hedge Fund SPC
40)	SEI Energy Debt Fund
41)	Winton Diversified Opportunities Fund
42)	Gallery Trust

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)        The following directors and officers of the Distributor, SEI Investments Distribution Co., hold the following positions. The principal business address for all directors and executive officers is 1 Freedom Valley Drive, Oaks, PA 19456.

NAME	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
William M. Doran	None	Director
Wayne M. Withrow	None	Director
Kevin P. Barr	None	Director, President & Chief Executive Officer
Maxine J. Chou	None	Chief Financial Officer, Chief Operations Officer & Treasurer
Karen E. LaTourette	None	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary
John C. Munch	None	General Counsel & Secretary
Mark J. Held	None	Senior Vice President
Lori L. White	None	Vice President & Assistant Secretary
John P. Coary	None	Vice President & Assistant Secretary
Jason McGhin	None	Vice President
Gary Michael Reese	None	Vice President
Judith A. Hirx	None	Vice President
Robert M. Silvestri	None	Vice President

(c)       Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Adviser: Cambria Investment Management, L.P. 2321 Rosecrans Ave., Suite 3225 El Segundo, CA 90245
Sub-Adviser (with respect to the BP Capital Long/Short MLP ETF only): BP Capital Fund Advisors, LLC 8117 Preston Road, Suite 260 Dallas, Texas 75225
Distributor: SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, PA 19456
Administrator: SEI Investments Global Fund Services 1 Freedom Valley Drive Oaks, PA 19456

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 12th day of April 2016.

CAMBRIA ETF TRUST

By:	/s/ Eric W. Richardson
Eric W. Richardson
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Peter Rodriguez	Principal Financial Officer	April 12, 2016
Peter Rodriguez*

/s/ Eric W. Richardson	President and Trustee	April 12, 2016
Eric W. Richardson

/s/ Eric Leake	Trustee	April 12, 2016
Eric Leake*

/s/ Dennis G. Schmal	Trustee	April 12, 2016
Dennis G. Schmal*

*/s/ Eric W. Richardson
Eric W. Richardson

Signatures affixed by Eric W. Richardson on April 12, 2016 pursuant to a power of attorney filed on April 12, 2016.

Exhibit Index

Exhibit Number	Exhibit
Q	Powers of Attorney for Messrs. Leake, Schmal, Richardson, and Rodriguez dated March 8, 2016